                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-21591
                                    --------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------
Date of fiscal year end:         JULY 31
                          ------------------------------------------------------
Date of reporting period:        JANUARY 31, 2006
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

                                JANUARY 31, 2006

My Retirement Income Portfolio
My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio

[american century investments logo and text logo]

Table of Contents

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

MY RETIREMENT PORTFOLIOS

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the My Retirement
Portfolios for the six months ended January 31, 2006.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
July 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

My Retirement Portfolios - Performance

TOTAL RETURNS AS OF JANUARY 31, 2006
                                                         -----------
                                                           AVERAGE
                                                           ANNUAL
                                                           RETURNS
--------------------------------------------------------------------------------
                                                            SINCE     INCEPTION
                                   6 MONTHS(1)   1 YEAR   INCEPTION     DATE
--------------------------------------------------------------------------------
MY RETIREMENT INCOME PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR CLASS                        2.47%       5.54%     7.51%      8/31/04
--------------------------------------------------------------------------------
Institutional Class                   2.58%       5.75%     7.70%      8/31/04
--------------------------------------------------------------------------------
Advisor Class                         2.35%       5.18%     7.19%      8/31/04
--------------------------------------------------------------------------------
R Class                               2.23%       5.01%     6.95%      8/31/04
--------------------------------------------------------------------------------
MY RETIREMENT 2015 PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR CLASS                        4.28%       8.55%    10.97%      8/31/04
--------------------------------------------------------------------------------
Institutional Class                   4.38%       8.76%    11.16%      8/31/04
--------------------------------------------------------------------------------
Advisor Class                         4.22%       8.39%    10.73%      8/31/04
--------------------------------------------------------------------------------
R Class                               4.15%       8.12%    10.47%      8/31/04
--------------------------------------------------------------------------------
MY RETIREMENT 2025 PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR CLASS                        5.84%      11.30%    13.85%      8/31/04
--------------------------------------------------------------------------------
Institutional Class                   5.95%      11.52%    14.05%      8/31/04
--------------------------------------------------------------------------------
Advisor Class                         5.76%      11.02%    13.57%      8/31/04
--------------------------------------------------------------------------------
R Class                               5.50%      10.75%    13.25%      8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)                 5.35%      12.67%    15.51%        --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX(2)               0.84%       1.80%     2.59%        --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not
annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The Lehman
Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the funds' asset allocations as of January 31, 2006.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

(continued)

------

My Retirement Portfolios - Performance

TOTAL RETURNS AS OF JANUARY 31, 2006
                                                         -----------
                                                           AVERAGE
                                                           ANNUAL
                                                           RETURNS
--------------------------------------------------------------------------------
                                                            SINCE     INCEPTION
                                   6 MONTHS(1)   1 YEAR   INCEPTION     DATE
--------------------------------------------------------------------------------
MY RETIREMENT 2035 PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR CLASS                        7.08%      13.33%    16.30%      8/31/04
--------------------------------------------------------------------------------
Institutional Class                   7.11%      13.45%    16.51%      8/31/04
--------------------------------------------------------------------------------
Advisor Class                         6.91%      13.04%    16.04%      8/31/04
--------------------------------------------------------------------------------
R Class                               6.82%      12.76%    15.77%      8/31/04
--------------------------------------------------------------------------------
MY RETIREMENT 2045 PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR CLASS                        7.57%      14.20%    17.49%      8/31/04
--------------------------------------------------------------------------------
Institutional Class                   7.68%      14.51%    17.76%      8/31/04
--------------------------------------------------------------------------------
Advisor Class                         7.49%      14.02%    17.22%      8/31/04
--------------------------------------------------------------------------------
R Class                               7.31%      13.73%    16.95%      8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)                 5.35%      12.67%    15.51%        --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX(2)               0.84%       1.80%     2.59%        --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not
annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The Lehman
Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the funds' asset allocations as of January 31, 2006.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

(continued)

------

My Retirement Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF MY RETIREMENT INCOME PORTFOLIO -- INVESTOR CLASS

$10,000 investment made August 31, 2004

* From 8/31/04, the Investor Class's inception date. Not annualized.

GROWTH OF $10,000 OVER LIFE OF MY RETIREMENT 2015 PORTFOLIO -- INVESTOR CLASS

$10,000 investment made August 31, 2004

* From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

(continued)

------

My Retirement Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF MY RETIREMENT 2025 PORTFOLIO -- INVESTOR CLASS

$10,000 investment made August 31, 2004

* From 8/31/04, the Investor Class's inception date. Not annualized.

GROWTH OF $10,000 OVER LIFE OF MY RETIREMENT 2035 PORTFOLIO -- INVESTOR CLASS

$10,000 investment made August 31, 2004

* From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

(continued)

------

My Retirement Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF MY RETIREMENT 2045 PORTFOLIO -- INVESTOR CLASS

$10,000 investment made August 31, 2004

* From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------

My Retirement Portfolios - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

The five American Century My Retirement Portfolios posted positive returns for the six months ended January 31, 2006, mirroring positive performances in domestic stock and bond markets, as well as strong international stock performance. Returns from international stocks were the biggest contributors to the portfolios' gains, while international bonds showed losses overall for the period. My Retirement Portfolios' six-month returns ranged from 2.47%* for the
Income Portfolio, which is the most heavily weighted toward bonds, to 7.57% for the 2045 Portfolio, which had roughly 85% of its assets in international and domestic stocks.

Because of the portfolios' broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain each Portfolio's return.

MARKET ENVIRONMENT

The resilient U.S. economy continued to expand, in spite of severe hurricane damage along the Gulf Coast, spiraling energy prices, and rising short-term interest rates. Crude oil futures topped $70 a barrel as Hurricane Katrina approached the Gulf Coast at the end of August. Though oil prices subsided considerably by year's end, they spiked again in January 2006, topping $68 a barrel. To combat inflation pressures, The Federal Reserve (the Fed) raised its overnight interest rate target five times

MARKET INDEX TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
                                                       6 MONTHS(1)    1 YEAR
--------------------------------------------------------------------------------
U.S. STOCKS
---------------------------------------------------
  Russell 1000 Index(2)                                   5.04%       12.07%
--------------------------------------------------------------------------------
  Russell Midcap Index(2)                                 8.27%       21.45%
--------------------------------------------------------------------------------
  Russell 2000 Index(2)                                   8.50%       18.89%
--------------------------------------------------------------------------------
  S&P 500 Index(2)                                        4.68%       10.38%
--------------------------------------------------------------------------------
INTERNATIONAL STOCKS
---------------------------------------------------
  MSCI EAFE Index                                        18.31%       22.76%
--------------------------------------------------------------------------------
U.S. FIXED INCOME
---------------------------------------------------
  10-Year U.S. Treasury Note                             -0.30%        0.33%
--------------------------------------------------------------------------------
  90-Day U.S. Treasury Bill Index(2)                      1.86%        3.24%
--------------------------------------------------------------------------------
  CSFB High-Yield Index II                                1.40%        3.59%
--------------------------------------------------------------------------------
INTERNATIONAL BONDS
---------------------------------------------------
  Citigroup Non-USD World Government Bond Index          -1.19%       -5.84%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not
annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

(continued)

------

My Retirement Portfolios - Portfolio Commentary

(in quarter-point increments) between July 31, 2005, and January 31, 2006, pushing it from 3.25% up to 4.50%.

STOCK MARKET REVIEW

Overcoming the challenges of rising fuel costs and higher interest rates, U.S.
corporations managed respectable earnings growth. The large-cap Russell 1000
Index returned 5.04% for the period, but trailed its smaller-cap counterparts, the Russell Midcap and Russell 2000 indices, which returned 8.27% and 8.50%, respectively. In the large-cap arena, value stocks outperformed growth stocks by a wide margin, while among mid- and small-caps, the reverse was true.

Foreign stock markets outstripped their U.S. counterparts, showing double-digit returns for the six months, with emerging markets doing particularly well. The
MSCI EAFE Index, a broad measure of foreign stock performance, returned 18.31%.
The Japanese stock market posted double-digit gains as the country's economic outlook improved considerably. The rest of the Asian market was not far behind.
European stocks posted healthy returns, courtesy of upbeat corporate profits, historically low interest rates, and increased business confidence.

BOND MARKET REVIEW

U.S. bonds eked out a small gain as short- and long-term yields continued to converge. The Fed's five interest rate increases during the period pushed U.S.
short-term yields significantly higher: the two-year Treasury yield rose from
4.02% to 4.52% --a 50-basis-point increase. Longer-term yields also rose, but not as much. The yield on the 10-year Treasury Note gained 24 basis points, while the 30-year bond's yield gained 21 basis points. As a result, the Treasury yield curve "flattened" a little more overall, and was slightly inverted between the two-year and 10-year maturity portion. An inversion occurs when shorter-maturity yields are actually higher than longer maturity yields--in this case, two-year Treasury notes had higher yields than three- and five-year
Treasurys, and the same yields as 10-year Treasurys.

The Lehman Brothers U.S. Aggregate Index--a proxy for the broad U.S. bond market--returned 0.84% for the six months. Very short-term Treasurys, high-yield corporate securities, and mortgage-backed securities were the best performers, while long-term Treasurys had negative returns for the period. Money market rates continued to climb as the Fed pushed interest rates higher. The 90-day
Treasury bill returned 1.86% for the six months.

Foreign bonds had modest positive returns in local currency terms, but the dollar's strength in major foreign currency markets during the last four months of 2005 squelched returns for U.S. investors. Between September 1 and December
31, 2005, the U.S. dollar gained 5.5% versus the euro and 7.2% versus the
Japanese yen.

PORTFOLIO STRATEGY

My Retirement Portfolios 2015, 2025, 2035, and 2045 seek the highest total return consistent with their particular asset mix. My Retirement Income seeks current income, with capital appreciation as a secondary objective. Each portfolio is a "fund of funds," which means it invests in other American
Century

(continued)

------

My Retirement Portfolios - Portfolio Commentary

mutual funds to achieve its investment objective and target asset allocation.

We will adjust each portfolio's target asset allocation annually. In general
(with the exception of My Retirement Income) the portfolios' allocation to stocks will decrease and their allocations to bonds and money market instruments will increase each year until each portfolio's target year is reached. At that time, its asset mix will become fixed and match that of My Retirement Income.

As you would expect, the higher-risk funds among My Retirement Portfolios'
underlying funds offered the highest returns during the six months. Strong performances by international stock markets (especially emerging markets) made
American Century Emerging Markets (+36.90%) and American Century International
Growth (+19.41%) the top-performing funds among My Retirement Portfolio's basket of mutual fund investments. American Century Vista also posted a double-digit return (+13.25%) partly as a result of U.S. small- and mid-cap stocks'
outperformance versus large-caps. Vista's return was also boosted by an overweight in energy stocks and a stake in foreign stocks. Meanwhile, returns from domestic stock funds such as American Century Equity Growth (+4.69%), and
American Century Large Company Value (+3.95%) were pretty much in line with the
4.68% return of the broad S&P 500 Index.

As is typical with lower-risk, higher-quality investments, bond fund returns

TYPES OF INVESTMENTS IN PORTFOLIOS AS A % OF NET ASSETS AS OF 1/31/06
--------------------------------------------------------------------------------
                               INCOME     2015     2025     2035     2045
--------------------------------------------------------------------------------
EQUITY
-------------------
  Large Cap Value               27.3%     27.9%    18.1%    20.6%    22.1%
--------------------------------------------------------------------------------
  Large Cap Blend                 -         -      11.4%    14.3%    15.3%
--------------------------------------------------------------------------------
  Large Cap Growth               6.5%      8.9%    12.0%    14.0%    15.0%
--------------------------------------------------------------------------------
  Large Cap Growth -
  International                   -        2.0%     3.2%     5.1%     6.6%
--------------------------------------------------------------------------------
  Large Cap Blend -
  International                  5.4%      7.1%    10.0%    10.8%    10.2%
--------------------------------------------------------------------------------
  Mid Cap Growth                 2.7%      4.6%     5.7%     7.5%     8.1%
--------------------------------------------------------------------------------
  Small Cap Value                2.0%      2.2%     3.9%     3.9%     4.6%
--------------------------------------------------------------------------------
  Real Estate                    1.0%      1.5%     1.9%     2.4%     2.9%
--------------------------------------------------------------------------------
TOTAL EQUITY                    44.9%     54.2%    66.2%    78.6%    84.8%
--------------------------------------------------------------------------------
FIXED INCOME
-------------------
  Investment Grade              34.2%     31.5%    25.4%    18.8%    13.6%
--------------------------------------------------------------------------------
  High-Yield                     3.8%      3.5%     2.9%     2.0%     1.5%
--------------------------------------------------------------------------------
  International                  7.0%      5.2%     0.5%       -        -
--------------------------------------------------------------------------------
TOTAL FIXED-INCOME              45.0%     40.2%    28.8%    20.8%    15.1%
--------------------------------------------------------------------------------
MONEY MARKET                    10.0%      5.5%     4.9%     0.5%       -
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES                      0.1%      0.1%     0.1%     0.1%     0.1%
--------------------------------------------------------------------------------

(continued)

------

My Retirement Portfolios - Portfolio Commentary

were more modest. American Century Diversified Bond fund (+0.69%) reflected a lackluster performance by U.S. bonds overall during the period. American Century
International Bond (-0.03%) was negatively affected by the U.S. dollar's strength in the last four months of 2005, but still outperformed the Citigroup
Non-US World Government Bond Index, which returned -1.19%.

The returns of each My Retirement Portfolio were consistent with their respective asset mixes. Those with the highest allocations in foreign stocks (My
Retirement Portfolios 2035 and 2045) outperformed, while the portfolios with more conservative asset allocations offered more modest returns.

An investment in My Retirement Portfolios entails some risks, including those associated with investing in stocks, bonds, and foreign securities. The value of the portfolios' shares will fluctuate over time.

UNDERLYING FUND ALLOCATIONS -- INSTITUTIONAL CLASS
AS A % OF NET ASSETS AS OF 1/31/06
--------------------------------------------------------------------------------
                           INCOME       2015       2025       2035      2045
--------------------------------------------------------------------------------
Equity Growth Fund           -           -         11.4%      14.3%     15.3%
--------------------------------------------------------------------------------
Income &
Growth Fund                 12.7%       11.9%       1.2%        -         -
--------------------------------------------------------------------------------
Large Company
Value Fund                  10.9%       11.1%      12.0%      14.2%     15.1%
--------------------------------------------------------------------------------
Real Estate Fund             1.0%        1.5%       1.9%       2.4%      2.9%
--------------------------------------------------------------------------------
Small Company Fund           2.0%        2.2%       3.9%       3.9%      4.6%
--------------------------------------------------------------------------------
Ultra Fund                   6.5%        8.9%      12.0%      14.0%     15.0%
--------------------------------------------------------------------------------
Value Fund                   3.7%        4.9%       4.9%       6.5%      7.0%
--------------------------------------------------------------------------------
Vista Fund                   2.7%        4.6%       5.7%       7.5%      8.1%
--------------------------------------------------------------------------------
Emerging
Markets Fund                   -         2.0%       3.2%       5.1%      6.6%
--------------------------------------------------------------------------------
International
Growth Fund                  5.4%        7.1%      10.0%      10.7%     10.2%
--------------------------------------------------------------------------------
Diversified
Bond Fund                   26.6%       24.5%      19.7%      14.7%     10.6%
--------------------------------------------------------------------------------
High-Yield Fund              3.8%        3.5%       2.9%       2.0%      1.5%
--------------------------------------------------------------------------------
Inflation-Adjusted
Bond Fund                    7.6%        7.0%       5.7%       4.1%      3.0%
--------------------------------------------------------------------------------
International
Bond Fund                    7.0%        5.2%       0.5%         -         -
--------------------------------------------------------------------------------
Premium Money
Market Fund*                10.0%        5.5%       4.9%       0.5%        -
--------------------------------------------------------------------------------
Other Assets and
Liabilities                  0.1%        0.1%       0.1%       0.1%      0.1%
--------------------------------------------------------------------------------
*Investor Class

------

My Retirement Portfolios - Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

MY RETIREMENT INCOME PORTFOLIO

MUTUAL FUNDS(1) - 99.9%

DOMESTIC EQUITY FUNDS - 39.5%
--------------------------------------------------------------------------------
     111,478   Income & Growth Fund
               Institutional Class                                $  3,476,999
--------------------------------------------------------------------------------
     449,586   Large Company Value Fund
               Institutional Class                                   2,985,251
--------------------------------------------------------------------------------
      10,221   Real Estate Fund
               Institutional Class                                     279,033
--------------------------------------------------------------------------------
      50,710   Small Company Fund
               Institutional Class                                     539,554
--------------------------------------------------------------------------------
      57,588   Ultra Fund Institutional Class                        1,769,679
--------------------------------------------------------------------------------
     143,967   Value Fund Institutional Class                        1,019,286
--------------------------------------------------------------------------------
      42,773   Vista Fund Institutional Class(2)                       753,233
--------------------------------------------------------------------------------
                                                                    10,823,035
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME FUNDS - 38.0%
--------------------------------------------------------------------------------
     727,899   Diversified Bond Fund
               Institutional Class                                   7,293,548
--------------------------------------------------------------------------------
     164,559   High-Yield Fund
               Institutional Class                                   1,051,532
--------------------------------------------------------------------------------
     191,056   Inflation-Adjusted Bond
               Fund Institutional Class                              2,097,795
--------------------------------------------------------------------------------
                                                                    10,442,875
--------------------------------------------------------------------------------

MONEY MARKET FUNDS - 10.0%
--------------------------------------------------------------------------------
   2,741,225   Premium Money Market
               Fund Investor Class                                   2,741,225
--------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUNDS - 7.0%
--------------------------------------------------------------------------------
     144,821   International Bond Fund
               Institutional Class                                   1,921,775
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUNDS - 5.4%
--------------------------------------------------------------------------------
     137,706   International Growth Fund
               Institutional Class                                   1,488,602
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $27,078,110)                                                  27,417,512
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - 0.1%                                     38,951
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                         $ 27,456,463
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

Shares                                                              Value
--------------------------------------------------------------------------------

MY RETIREMENT 2015 PORTFOLIO

MUTUAL FUNDS(1) - 99.9%

DOMESTIC EQUITY FUNDS - 45.1%
--------------------------------------------------------------------------------
     258,709   Income & Growth Fund
               Institutional Class                                $  8,069,133
--------------------------------------------------------------------------------
   1,130,396   Large Company Value Fund
               Institutional Class                                   7,505,829
--------------------------------------------------------------------------------
      35,840   Real Estate Fund
               Institutional Class                                     978,432
--------------------------------------------------------------------------------
     141,026   Small Company Fund
               Institutional Class                                   1,500,517
--------------------------------------------------------------------------------
     195,957   Ultra Fund Institutional Class                        6,021,759
--------------------------------------------------------------------------------
     467,368   Value Fund Institutional Class                        3,308,965
--------------------------------------------------------------------------------
     178,282   Vista Fund Institutional Class(2)                     3,139,546
--------------------------------------------------------------------------------
                                                                    30,524,181
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME FUNDS - 35.0%
--------------------------------------------------------------------------------
   1,652,178   Diversified Bond Fund
               Institutional Class                                  16,554,824
--------------------------------------------------------------------------------
     371,734   High-Yield Fund Institutional Class                   2,375,380
--------------------------------------------------------------------------------
     431,815   Inflation-Adjusted Bond Fund
               Institutional Class                                   4,741,329
--------------------------------------------------------------------------------
                                                                    23,671,533
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUNDS - 9.1%
--------------------------------------------------------------------------------
     162,435   Emerging Markets Fund
               Institutional Class                                   1,380,698
--------------------------------------------------------------------------------
     444,013   International Growth Fund
               Institutional Class                                   4,799,780
--------------------------------------------------------------------------------
                                                                     6,180,478
--------------------------------------------------------------------------------

MONEY MARKET FUNDS - 5.5%
--------------------------------------------------------------------------------
   3,700,407   Premium Money Market Fund
               Investor Class                                        3,700,407
--------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUNDS - 5.2%
--------------------------------------------------------------------------------
     264,255   International Bond Fund
               Institutional Class                                   3,506,664
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $65,770,688)                                                  67,583,263
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - 0.1%                                     78,243
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                         $ 67,661,506
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

See Notes to Financial Statements.

(continued)

------

My Retirement Portfolios - Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

MY RETIREMENT 2025 PORTFOLIO

MUTUAL FUNDS(1) - 99.9%

DOMESTIC EQUITY FUNDS - 53.0%
--------------------------------------------------------------------------------
     516,262   Equity Growth Fund
               Institutional Class                               $  12,452,239
--------------------------------------------------------------------------------
      42,029   Income & Growth Fund
               Institutional Class                                   1,310,885
--------------------------------------------------------------------------------
   1,982,369   Large Company Value Fund
               Institutional Class                                  13,162,930
--------------------------------------------------------------------------------
      76,865   Real Estate Fund
               Institutional Class                                   2,098,415
--------------------------------------------------------------------------------
     403,887   Small Company Fund
               Institutional Class                                   4,297,358
--------------------------------------------------------------------------------
     429,846   Ultra Fund Institutional Class                       13,209,167
--------------------------------------------------------------------------------
     751,367   Value Fund Institutional Class                        5,319,678
--------------------------------------------------------------------------------
     354,773   Vista Fund Institutional Class(2)                     6,247,553
--------------------------------------------------------------------------------
                                                                    58,098,225
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME FUNDS - 28.3%
--------------------------------------------------------------------------------
   2,162,151   Diversified Bond Fund
               Institutional Class                                  21,664,753
--------------------------------------------------------------------------------
     495,673   High-Yield Fund
               Institutional Class                                   3,167,350
--------------------------------------------------------------------------------
     570,909   Inflation-Adjusted Bond
               Fund Institutional Class                              6,268,581
--------------------------------------------------------------------------------
                                                                    31,100,684
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUNDS - 13.2%
--------------------------------------------------------------------------------
     411,113   Emerging Markets Fund
               Institutional Class                                   3,494,461
--------------------------------------------------------------------------------
   1,018,382   International Growth Fund
               Institutional Class                                  11,008,709
--------------------------------------------------------------------------------
                                                                    14,503,170
--------------------------------------------------------------------------------

MONEY MARKET FUNDS - 4.9%
--------------------------------------------------------------------------------
   5,413,544   Premium Money Market Fund
               Investor Class                                        5,413,544
--------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUNDS - 0.5%
--------------------------------------------------------------------------------
      40,947   International Bond Fund
               Institutional Class                                     543,367
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $103,886,067)                                                109,658,990
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - 0.1%                                    104,375
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                        $ 109,763,365
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

Shares                                                              Value
--------------------------------------------------------------------------------

MY RETIREMENT 2035 PORTFOLIO

MUTUAL FUNDS(1) - 99.9%

DOMESTIC EQUITY FUNDS - 62.8%
--------------------------------------------------------------------------------
     261,462   Equity Growth Fund
               Institutional Class                               $   6,306,463
--------------------------------------------------------------------------------
     941,569   Large Company Value Fund
               Institutional Class                                   6,252,018
--------------------------------------------------------------------------------
      38,733   Real Estate Fund
               Institutional Class                                   1,057,411
--------------------------------------------------------------------------------
     162,918   Small Company Fund
               Institutional Class                                   1,733,448
--------------------------------------------------------------------------------
     200,328   Ultra Fund Institutional Class                        6,156,079
--------------------------------------------------------------------------------
     405,025   Value Fund Institutional Class                        2,867,577
--------------------------------------------------------------------------------
     188,998   Vista Fund Institutional Class(2)                     3,328,255
--------------------------------------------------------------------------------
                                                                    27,701,251
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME FUNDS - 20.8%
--------------------------------------------------------------------------------
     642,843   Diversified Bond Fund
               Institutional Class                                   6,441,287
--------------------------------------------------------------------------------
     140,235   High-Yield Fund Institutional Class                     896,102
--------------------------------------------------------------------------------
     164,945   Inflation-Adjusted Bond Fund
               Institutional Class                                   1,811,096
--------------------------------------------------------------------------------
                                                                     9,148,485
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUNDS - 15.8%
--------------------------------------------------------------------------------
     263,321   Emerging Markets Fund
               Institutional Class                                   2,238,229
--------------------------------------------------------------------------------
     438,832   International Growth Fund
               Institutional Class                                   4,743,773
--------------------------------------------------------------------------------
                                                                     6,982,002
--------------------------------------------------------------------------------

MONEY MARKET FUNDS - 0.5%
--------------------------------------------------------------------------------
     216,802   Premium Money Market Fund
               Investor Class                                          216,802
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $41,443,149)                                                  44,048,540
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - 0.1%                                     30,449
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                         $ 44,078,989
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

See Notes to Financial Statements.

(continued)

------

My Retirement Portfolios - Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

MY RETIREMENT 2045 PORTFOLIO

MUTUAL FUNDS(1) - 99.9%

DOMESTIC EQUITY FUNDS - 68.0%
--------------------------------------------------------------------------------
     162,013   Equity Growth Fund
               Institutional Class                                $  3,907,754
--------------------------------------------------------------------------------
     582,644   Large Company Value Fund
               Institutional Class                                   3,868,756
--------------------------------------------------------------------------------
      26,866   Real Estate Fund
               Institutional Class                                     733,442
--------------------------------------------------------------------------------
     111,810   Small Company Fund
               Institutional Class                                   1,189,658
--------------------------------------------------------------------------------
     124,139   Ultra Fund Institutional Class                        3,814,791
--------------------------------------------------------------------------------
     250,883   Value Fund Institutional Class                        1,776,252
--------------------------------------------------------------------------------
     117,240   Vista Fund Institutional Class(2)                     2,064,596
--------------------------------------------------------------------------------
                                                                    17,355,249
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUNDS - 16.8%
--------------------------------------------------------------------------------
     197,527   Emerging Markets Fund
               Institutional Class                                   1,678,980
--------------------------------------------------------------------------------
     241,409   International Growth Fund
               Institutional Class                                   2,609,631
--------------------------------------------------------------------------------
                                                                     4,288,611
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME FUNDS - 15.1%
--------------------------------------------------------------------------------
     270,867   Diversified Bond Fund
               Institutional Class                                   2,714,088
--------------------------------------------------------------------------------
      59,438   High-Yield Fund Institutional Class                     379,809
--------------------------------------------------------------------------------
      69,076   Inflation-Adjusted Bond Fund
               Institutional Class                                     758,454
--------------------------------------------------------------------------------
                                                                     3,852,351
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $23,740,440)                                                  25,496,211
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - 0.1%                                     13,816
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                         $ 25,510,027
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is

(continued)

------

Shareholder Fee Examples (Unaudited)

not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                                                                EFFECTIVE
                      BEGINNING    ENDING    EXPENSES PAID                    EXPENSES PAID    EFFECTIVE
                      ACCOUNT     ACCOUNT   DURING PERIOD(1)   ANNUALIZED   DURING PERIOD(2)   ANNUALIZED
                       VALUE       VALUE       8/1/05-          EXPENSE          8/1/05-        EXPENSE
                       8/1/05     1/31/06      1/31/06          RATIO(1)         1/31/06        RATIO(2)
----------------------------------------------------------------------------------------------------------
MY RETIREMENT INCOME PORTFOLIO SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------------------------------------
Investor Class          $1,000    $1,024.70       $1.02          0.20%            $3.83           0.75%
-----------------------------------------------------------------------------------------------------------
Institutional Class     $1,000    $1,025.80       $0.00          0.00%(3)         $2.81           0.55%
-----------------------------------------------------------------------------------------------------------
Advisor Class           $1,000    $1,023.50       $2.30          0.45%            $5.10           1.00%
-----------------------------------------------------------------------------------------------------------
R Class                 $1,000    $1,022.30       $3.57          0.70%            $6.37           1.25%
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------------------------------------------------------
Investor Class          $1,000    $1,024.20       $1.02          0.20%            $3.82           0.75%
-----------------------------------------------------------------------------------------------------------
Institutional Class     $1,000    $1,025.21       $0.00          0.00%(3)         $2.80           0.55%
-----------------------------------------------------------------------------------------------------------
Advisor Class           $1,000    $1,022.94       $2.29          0.45%            $5.09           1.00%
-----------------------------------------------------------------------------------------------------------
R Class                 $1,000    $1,021.68       $3.57          0.70%            $6.36           1.25%
-----------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, as well as interest, did not exceed 0.005%.

(continued)

------

Shareholder Fee Examples (Unaudited)
------------------------------------------------------------------------------------------------------------
                                                                                EFFECTIVE
                      BEGINNING     ENDING    EXPENSES PAID                   EXPENSES PAID     EFFECTIVE
                       ACCOUNT      ACCOUNT   DURING PERIOD(1)   ANNUALIZED  DURING PERIOD(2)   ANNUALIZED
                        VALUE        VALUE       8/1/05-         EXPENSE         8/1/05-        EXPENSE
                       8/1/05       1/31/06      1/31/06         RATIO(1)        1/31/06        RATIO(2)
------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2015 PORTFOLIO SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,042.80       $1.03           0.20%           $4.22           0.82%
------------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,043.80       $0.00           0.00%(3)        $3.19           0.62%
------------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,042.20       $2.32           0.45%           $5.51           1.07%
------------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,041.50       $3.60           0.70%           $6.79           1.32%
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,024.20       $1.02           0.20%           $4.18           0.82%
------------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,025.21       $0.00           0.00%(3)        $3.16           0.62%
------------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,022.94       $2.29           0.45%           $5.45           1.07%
------------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,021.68       $3.57           0.70%           $6.72           1.32%
------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2025 PORTFOLIO SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,058.40       $1.04           0.20%           $4.51           0.87%
------------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,059.50       $0.00           0.00%(3)        $3.48           0.67%
------------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,057.60       $2.33           0.45%           $5.81           1.12%
------------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,055.00       $3.63           0.70%           $7.10           1.37%
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------------------------
Investor Class         $1,000     $1,024.20       $1.02           0.20%           $4.43           0.87%
------------------------------------------------------------------------------------------------------------
Institutional Class    $1,000     $1,025.21       $0.00           0.00%(3)        $3.41           0.67%
------------------------------------------------------------------------------------------------------------
Advisor Class          $1,000     $1,022.94       $2.29           0.45%           $5.70           1.12%
------------------------------------------------------------------------------------------------------------
R Class                $1,000     $1,021.68       $3.57           0.70%           $6.97           1.37%
------------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, as well as interest, did not exceed 0.005%.

(continued)

------

Shareholder Fee Examples (Unaudited)
------------------------------------------------------------------------------------------------------------
                                                                                  EFFECTIVE
                         BEGINNING     ENDING    EXPENSES PAID                  EXPENSES PAID    EFFECTIVE
                          ACCOUNT      ACCOUNT   DURING PERIOD(1)  ANNUALIZED  DURING PERIOD(2)  ANNUALIZED
                           VALUE        VALUE       8/1/05-        EXPENSE         8/1/05-       EXPENSE
                          8/1/05       1/31/06      1/31/06        RATIO(1)        1/31/06       RATIO(2)
------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2035 PORTFOLIO SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------------------------
Investor Class            $1,000     $1,070.80       $1.04           0.20%         $4.85           0.93%
------------------------------------------------------------------------------------------------------------
Institutional Class       $1,000     $1,071.10       $0.00           0.00%(3)      $3.81           0.73%
------------------------------------------------------------------------------------------------------------
Advisor Class             $1,000     $1,069.10       $2.35           0.45%         $6.15           1.18%
------------------------------------------------------------------------------------------------------------
R Class                   $1,000     $1,068.20       $3.65           0.70%         $7.45           1.43%
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------------------------
Investor Class            $1,000     $1,024.20       $1.02           0.20%         $4.74           0.93%
------------------------------------------------------------------------------------------------------------
Institutional Class       $1,000     $1,025.21       $0.00           0.00%(3)      $3.72           0.73%
------------------------------------------------------------------------------------------------------------
Advisor Class             $1,000     $1,022.94       $2.29           0.45%         $6.01           1.18%
------------------------------------------------------------------------------------------------------------
R Class                   $1,000     $1,021.68       $3.57           0.70%         $7.27           1.43%
------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2045 PORTFOLIO SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------------------------
Investor Class            $1,000     $1,075.70       $1.05           0.20%         $4.97           0.95%
------------------------------------------------------------------------------------------------------------
Institutional Class       $1,000     $1,076.80       $0.00           0.00%(3)      $3.93           0.75%
------------------------------------------------------------------------------------------------------------
Advisor Class             $1,000     $1,074.90       $2.35           0.45%         $6.28           1.20%
------------------------------------------------------------------------------------------------------------
R Class                   $1,000     $1,073.10       $3.66           0.70%         $7.58           1.45%
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------------------------
Investor Class            $1,000     $1,024.20       $1.02           0.20%         $4.84           0.95%
------------------------------------------------------------------------------------------------------------
Institutional Class       $1,000     $1,025.21       $0.00           0.00%(3)      $3.82           0.75%
------------------------------------------------------------------------------------------------------------
Advisor Class             $1,000     $1,022.94       $2.29           0.45%         $6.11           1.20%
------------------------------------------------------------------------------------------------------------
R Class                   $1,000     $1,021.68       $3.57           0.70%         $7.38           1.45%
------------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, as well as interest, did not exceed 0.005%.

------

Statement of Assets and Liabilities

JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                    INCOME          2015            2025
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities
in affiliates, at value
(cost of $27,078,110,
$65,770,688, and $103,886,067,
respectively)                      $27,417,512    $67,583,263     $109,658,990
---------------------------------
Cash                                     4,674         11,740           14,907
---------------------------------
Distributions receivable
from affiliates                         38,695         77,742          103,809
--------------------------------------------------------------------------------
                                    27,460,881     67,672,745      109,777,706
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Accrued administrative fees              4,078         10,417           13,602
---------------------------------
Service and distribution
fees payable                               340            822              739
--------------------------------------------------------------------------------
                                         4,418         11,239           14,341
--------------------------------------------------------------------------------

NET ASSETS                         $27,456,463    $67,661,506     $109,763,365
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                   $27,030,474    $65,149,709     $102,931,859
---------------------------------
Accumulated net investment loss        (44,161)       (81,731)        (131,042)
---------------------------------
Undistributed net realized gain
on investment transactions             130,748        780,953        1,189,625
---------------------------------
Net unrealized appreciation
on investments                         339,402      1,812,575        5,772,923
--------------------------------------------------------------------------------
                                   $27,456,463    $67,661,506     $109,763,365
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                         $22,568,957    $58,793,969      $79,769,292
---------------------------------
Shares outstanding                   2,151,793      5,311,289        6,919,567
---------------------------------
Net asset value per share               $10.49         $11.07           $11.53
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                          $3,302,757     $3,889,506      $25,764,841
---------------------------------
Shares outstanding                     314,823        351,236        2,234,299
---------------------------------
Net asset value per share               $10.49         $11.07           $11.53
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                          $1,569,538     $4,867,563       $4,000,914
---------------------------------
Shares outstanding                     149,706        439,892          347,096
---------------------------------
Net asset value per share               $10.48         $11.07           $11.53
--------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                             $15,211       $110,468         $228,318
---------------------------------
Shares outstanding                       1,451          9,983           19,815
---------------------------------
Net asset value per share               $10.48         $11.07           $11.52
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------

Statement of Assets and Liabilities

JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     2035             2045
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities in affiliates,
at value (cost of $41,443,149 and
$23,740,440, respectively)                        $44,048,540      $25,496,211
---------------------------------------------
Cash                                                    6,888            2,896
---------------------------------------------
Receivable for capital shares sold                         --            2,990
---------------------------------------------
Distributions receivable from affiliates               30,140           10,605
--------------------------------------------------------------------------------
                                                   44,085,568       25,512,702
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Accrued administrative fees                             6,140            2,508
---------------------------------------------
Service and distribution fees payable                     439              167
--------------------------------------------------------------------------------
                                                        6,579            2,675
--------------------------------------------------------------------------------
NET ASSETS                                        $44,078,989      $25,510,027
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)           $41,032,729      $23,540,501
---------------------------------------------
Accumulated net investment loss                       (31,167)         (14,332)
---------------------------------------------
Undistributed net realized gain
on investment transactions                            472,036          228,087
---------------------------------------------
Net unrealized appreciation on investments          2,605,391        1,755,771
--------------------------------------------------------------------------------
                                                  $44,078,989      $25,510,027
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                        $35,979,322      $14,951,040
---------------------------------------------
Shares outstanding                                  3,018,845        1,240,391
---------------------------------------------
Net asset value per share                              $11.92           $12.05
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                         $5,711,093       $9,661,502
---------------------------------------------
Shares outstanding                                    478,947          801,277
---------------------------------------------
Net asset value per share                              $11.92           $12.06
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                         $2,254,353         $882,922
---------------------------------------------
Shares outstanding                                    189,160           73,280
---------------------------------------------
Net asset value per share                              $11.92           $12.05
--------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                           $134,221          $14,563
---------------------------------------------
Shares outstanding                                     11,264            1,209
---------------------------------------------
Net asset value per share                              $11.92           $12.05
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                          INCOME         2015         2025
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
---------------------------------------
Income distributions from
underlying funds - affiliates             $576,423    $1,334,272    $2,128,526
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------
Administrative fees                         21,406        50,393        67,258
---------------------------------------
Service and distribution fees:
---------------------------------------
  Advisor Class                              1,524         2,246         2,128
---------------------------------------
  R Class                                       26            57           205
---------------------------------------
Directors' fees and expenses                   192           402           683
--------------------------------------------------------------------------------
                                            23,148        53,098        70,274
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)               553,275     1,281,174     2,058,252
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------------
Sale of investments in
underlying funds                          (105,004)      127,268       275,853
---------------------------------------
Capital gain distributions
received from underlying funds             246,570       663,461       932,231
--------------------------------------------------------------------------------
                                           141,566       790,729     1,208,084
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON INVESTMENTS                             (21,889)      513,098     2,446,932
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)    119,677     1,303,827     3,655,016
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $672,952    $2,585,001    $5,713,268
================================================================================

See Notes to Financial Statements.

(continued)

------

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        2035           2045
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------------
Income distributions from
underlying funds - affiliates                        $  795,863     $  504,466
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------------
Administrative fees                                      27,864         11,036
----------------------------------------------------
Service and distribution fees:
----------------------------------------------------
  Advisor Class                                           1,236            667
----------------------------------------------------
  R Class                                                    55             21
----------------------------------------------------
Directors' fees and expenses                                235            142
--------------------------------------------------------------------------------
                                                         29,390         11,866
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                            766,473        492,600
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
----------------------------------------------------
Sale of investments in underlying funds                  75,699         19,670
----------------------------------------------------
Capital gain distributions
received from underlying funds                          404,791        278,253
--------------------------------------------------------------------------------
                                                        480,490        297,923
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS                         1,300,800        791,642
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)               1,781,290      1,089,565
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                            $2,547,763     $1,582,165
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED) AND PERIOD ENDED JULY 31, 2005
------------------------------------------------------------------------------------------------
                                              INCOME                           2015
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS       2006          2005(1)           2006         2005(1)
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income (loss)       $   553,275    $   274,595       $ 1,281,174    $   472,765
-------------------------------
Net realized gain (loss)               141,566         21,944           790,729         55,018
-------------------------------
Change in net unrealized
appreciation (depreciation)            (21,889)       361,291           513,098      1,299,477
------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                        672,952        657,830         2,585,001      1,827,260
------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------
  Investor Class                      (527,988)      (170,391)       (1,493,964)      (151,441)
-------------------------------
  Institutional Class                  (83,792)       (58,473)         (101,538)       (14,925)
-------------------------------
  Advisor Class                        (30,732)          (258)          (73,173)           (86)
-------------------------------
  R Class                                 (249)          (148)             (461)           (82)
-------------------------------
From net realized gains:
-------------------------------
  Investor Class                       (26,989)            --           (57,981)            --
-------------------------------
  Institutional Class                   (4,013)            --            (3,679)            --
-------------------------------
  Advisor Class                         (1,746)            --            (3,112)            --
-------------------------------
  R Class                                  (14)            --               (22)            --
------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                    (675,523)      (229,270)       (1,733,930)      (166,534)
------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions           7,769,287     19,261,187        22,745,137     42,404,572
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                        7,766,716     19,689,747        23,596,208     44,065,298

NET ASSETS
------------------------------------------------------------------------------------------------
Beginning of period                 19,689,747             --        44,065,298             --
------------------------------------------------------------------------------------------------
End of period                      $27,456,463    $19,689,747       $67,661,506    $44,065,298
================================================================================================

Accumulated undistributed net
investment income (loss)              $(44,161)       $45,325          $(81,731)      $306,231
================================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

(continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED) AND PERIOD ENDED JULY 31, 2005
------------------------------------------------------------------------------------------------
                                               2025                            2035
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS       2006          2005(1)           2006          2005(1)
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income (loss)       $  2,058,252    $   729,127      $   766,473    $   153,062
-------------------------------
Net realized gain (loss)              1,208,084        120,684          480,490         27,190
-------------------------------
Change in net unrealized
appreciation (depreciation)           2,446,932      3,325,991        1,300,800      1,304,591
------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                       5,713,268      4,175,802        2,547,763      1,484,843
------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------
  Investor Class                     (1,904,998)       (95,759)        (741,605)       (47,247)
-------------------------------
  Institutional Class                  (702,282)      (149,519)        (121,935)        (5,110)
-------------------------------
  Advisor Class                         (63,954)           (66)         (33,882)           (63)
-------------------------------
  R Class                                (1,781)           (62)            (801)           (59)
-------------------------------
From net realized gains:
-------------------------------
  Investor Class                       (100,651)            --          (29,595)            --
-------------------------------
  Institutional Class                   (34,639)            --           (4,508)            --
-------------------------------
  Advisor Class                          (3,737)            --           (1,501)            --
-------------------------------
  R Class                                  (116)            --              (40)            --
------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                   (2,812,158)      (245,406)        (933,867)       (52,479)
------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                   31,666,780     71,265,079       17,373,634     23,659,095
------------------------------------------------------------------------------------------------

Net increase (decrease)
in net assets                        34,567,890     75,195,475       18,987,530     25,091,459

NET ASSETS
------------------------------------------------------------------------------------------------
Beginning of period                  75,195,475             --       25,091,459             --
------------------------------------------------------------------------------------------------
End of period                      $109,763,365    $75,195,475      $44,078,989    $25,091,459
================================================================================================

Accumulated undistributed net
investment income (loss)              $(131,042)      $483,721         $(31,167)      $100,583
================================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

(continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED) AND PERIOD ENDED JULY 31, 2005
--------------------------------------------------------------------------------
                                                               2045
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2006         2005(1)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                       $   492,600    $    151,541
--------------------------------------------
Net realized gain (loss)                               297,923         (12,620)
--------------------------------------------
Change in net unrealized
appreciation (depreciation)                            791,642         964,129
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            1,582,165       1,103,050
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------
  Investor Class                                      (322,348)        (11,612)
--------------------------------------------
  Institutional Class                                 (240,707)        (67,702)
--------------------------------------------
  Advisor Class                                        (15,750)            (65)
--------------------------------------------
  R Class                                                 (228)            (61)
--------------------------------------------
From net realized gains:
--------------------------------------------
  Investor Class                                       (32,689)             --
--------------------------------------------
  Institutional Class                                  (22,737)             --
--------------------------------------------
  Advisor Class                                         (1,761)             --
--------------------------------------------
  R Class                                                  (29)             --
--------------------------------------------------------------------------------
Decrease in net assets from distributions             (636,249)        (79,440)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      9,531,961      14,008,540
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               10,477,877      15,032,150

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 15,032,150              --
--------------------------------------------------------------------------------
End of period                                      $25,510,027     $15,032,150
================================================================================

Accumulated undistributed net
investment income (loss)                              $(14,332)        $72,101
================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. My Retirement
Income Portfolio (Income), My Retirement 2015 Portfolio (2015), My Retirement
2025 Portfolio (2025), My Retirement 2035 Portfolio (2035), and My Retirement
2045 Portfolio (2045) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds," meaning substantially all of the funds' assets will be invested in other funds in the
American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined by the 1940 Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The investment objective of Income is to seek current income.
Capital appreciation is a secondary objective of Income. The investment objectives of 2015, 2025, 2035, and 2045 are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of Income. The funds incepted on
August 31, 2004. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class,
Institutional Class, Advisor Class and R Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets).
A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

INCOME & GROWTH seeks long-term capital growth with income as a secondary objective. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies.
Income & Growth's managers also attempt to create a dividend yield for the fund that exceeds that of the S&P 500 Index.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

REAL ESTATE seeks long-term capital appreciation with income as a secondary objective. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

ULTRA seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

INTERNATIONAL EQUITY FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

(continued)

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

INFLATION-ADJUSTED BOND seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the
United States.

MONEY MARKET FUNDS

PREMIUM MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalents.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies.
If the underlying funds determine that the market price of a security is not readily available, or that the specific valuation methods do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the underlying funds' Board of
Directors/Trustees or its designee if such fair value determination would materially impact an underlying fund's net asset value.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

EXPENSES -- The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Income. Distributions from net investment income, if any, are generally declared and paid annually for 2015,
2025, 2035, and 2045. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

ADMINISTRATIVE FEES -- The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The rate of the fee for the Investor, Advisor, and R Classes of the
funds is 0.20%. There is no administrative fee for the Institutional Class.

(continued)

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION FEES -- The Board of Directors has adopted a separate Master
Distribution and Individual Shareholder Services Plan for the Advisor and R
Classes (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and R Class will pay American Century
Investment Services, Inc. (ACIS) 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. These fees are used to pay for distribution services and shareholder services. Fees incurred under the plans during the six months ended
January 31, 2006, are detailed in the Statement of Operations.

MANAGEMENT FEES -- Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American
Century Global Investment Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended January 31, 2006, were as follows:

--------------------------------------------------------------------------------
               INCOME         2015          2025          2035          2045
--------------------------------------------------------------------------------
Purchases   $14,974,767   $28,455,854   $37,487,233   $19,710,516   $11,140,069
--------------------------------------------------------------------------------
Proceeds
from sales   $7,088,854    $5,533,008    $5,673,647    $2,108,746    $1,480,232
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

-----------------------------------------------------------------------------------------------
                                               INCOME                       2015
-----------------------------------------------------------------------------------------------
                                        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
-----------------------------------
Sold                                    912,226      $9,517,636     1,919,555     $20,989,649
-----------------------------------
Issued in reinvestment
of distributions                         47,273         490,130       140,401       1,524,754
-----------------------------------
Redeemed                               (289,486)     (3,014,119)     (474,580)     (5,203,246)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                 670,013      $6,993,647     1,585,376     $17,311,157
===============================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------------
Sold                                  1,628,131     $16,739,912     3,902,409     $41,049,602
-----------------------------------
Issued in reinvestment
of distributions                         15,257         157,830        14,144         148,658
-----------------------------------
Redeemed                               (161,608)     (1,674,191)     (190,640)     (2,029,041)
-----------------------------------------------------------------------------------------------
Net increase (decrease)               1,481,780     $15,223,551     3,725,913     $39,169,219
===============================================================================================

(1) August 31, 2004 (fund inception) through July 31,
2005.

(continued)

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-----------------------------------------------------------------------------------------------
                                               INCOME                       2015
-----------------------------------------------------------------------------------------------
                                        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
-----------------------------------
Sold                                     26,995        $282,091        93,327      $1,024,306
-----------------------------------
Issued in reinvestment
of distributions                          8,467          87,805         9,680         105,217
-----------------------------------
Redeemed                                (22,092)       (230,357)      (26,983)       (294,834)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                  13,370        $139,539        76,024      $  834,689
===============================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------------
Sold                                    323,190      $3,315,596       290,244      $3,064,565
-----------------------------------
Issued in reinvestment
of distributions                          5,659          58,473         1,419          14,925
-----------------------------------
Redeemed                                (27,396)       (284,000)      (16,451)       (174,484)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                 301,453      $3,090,069       275,212      $2,905,006
===============================================================================================

ADVISOR CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
-----------------------------------
Sold                                    138,112      $1,444,899       430,019      $4,720,463
-----------------------------------
Issued in reinvestment
of distributions                          3,134          32,478         7,024          76,285
-----------------------------------
Redeemed                                (81,040)       (847,944)      (26,785)       (292,788)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                  60,206        $629,433       410,258      $4,503,960
===============================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------------
Sold                                     89,804        $942,528        32,661        $349,947
-----------------------------------
Issued in reinvestment
of distributions                             25             258             8              86
-----------------------------------
Redeemed                                   (329)         (3,435)       (3,035)        (32,846)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                  89,500        $939,351        29,634        $317,187
===============================================================================================

R CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
-----------------------------------
Sold                                        750          $7,811         8,722         $95,418
-----------------------------------
Issued in reinvestment
of distributions                             25             263            44             483
-----------------------------------
Redeemed                                   (136)         (1,406)          (52)           (570)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                     639          $6,668         8,714         $95,331
===============================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------------
Sold                                        803          $8,118         1,282         $13,304
-----------------------------------
Issued in reinvestment
of distributions                             14             148             8              82
-----------------------------------
Redeemed                                     (5)            (50)          (21)           (226)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                     812          $8,216         1,269         $13,160
===============================================================================================

(1) August 31, 2004 (fund inception) through July 31,
2005.

(continued)

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-----------------------------------------------------------------------------------------------
                                                2025                        2035
-----------------------------------------------------------------------------------------------
                                        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
----------------------------------
Sold                                  2,390,493     $26,876,483     1,311,677     $15,145,363
----------------------------------
Issued in reinvestment
of distributions                        176,794       1,988,938        65,522         758,749
----------------------------------
Redeemed                               (400,366)     (4,529,428)     (242,330)     (2,795,044)
-----------------------------------------------------------------------------------------------
Net increase (decrease)               2,166,921     $24,335,993     1,134,869     $13,109,068
===============================================================================================
PERIOD ENDED JULY 31, 2005(1)
----------------------------------
Sold                                  5,016,269     $53,494,769     1,993,049     $21,476,590
----------------------------------
Issued in reinvestment
of distributions                          8,808          93,984         4,053          43,813
----------------------------------
Redeemed                               (272,431)     (2,945,784)     (113,126)     (1,235,086)
-----------------------------------------------------------------------------------------------
Net increase (decrease)               4,752,646     $50,642,969     1,883,976     $20,285,317
===============================================================================================

INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
----------------------------------
Sold                                    368,118      $4,158,935       187,683      $2,180,547
----------------------------------
Issued in reinvestment
of distributions                         65,504         736,921        10,919         126,443
----------------------------------
Redeemed                               (110,962)     (1,253,228)      (19,696)       (227,863)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                 322,660      $3,642,628       178,906      $2,079,127
===============================================================================================
PERIOD ENDED JULY 31, 2005(1)
----------------------------------
Sold                                  2,033,515     $21,497,434       307,986      $3,348,138
----------------------------------
Issued in reinvestment
of distributions                         14,013         149,519           473           5,110
----------------------------------
Redeemed                               (135,889)     (1,465,836)       (8,418)        (92,883)
-----------------------------------------------------------------------------------------------
Net increase (decrease)               1,911,639     $20,181,117       300,041      $3,260,365
===============================================================================================

ADVISOR CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
----------------------------------
Sold                                    313,279      $3,539,573       238,770      $2,756,269
----------------------------------
Issued in reinvestment
of distributions                          6,012          67,691         3,055          35,383
----------------------------------
Redeemed                                 (6,824)        (77,885)      (62,591)       (731,720)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                 312,467      $3,529,379       179,234      $2,059,932
===============================================================================================
PERIOD ENDED JULY 31, 2005(1)
----------------------------------
Sold                                     38,181        $417,596        10,329        $112,516
----------------------------------
Issued in reinvestment
of distributions                              6              66             6              63
----------------------------------
Redeemed                                 (3,558)        (39,298)         (409)         (4,618)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                  34,629        $378,364         9,926        $107,961
===============================================================================================

R CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
----------------------------------
Sold                                     13,934        $158,039        10,651        $124,692
----------------------------------
Issued in reinvestment
of distributions                            169           1,897            73             841
----------------------------------
Redeemed                                   (104)         (1,156)           (2)            (26)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                  13,999        $158,780        10,722        $125,507
===============================================================================================
PERIOD ENDED JULY 31, 2005(1)
----------------------------------
Sold                                      5,833         $62,823           537          $5,397
----------------------------------
Issued in reinvestment
of distributions                              6              62             5              59
----------------------------------
Redeemed                                    (23)           (256)           --              (4)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                   5,816         $62,629           542          $5,452
===============================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

(continued)

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                               2045
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
--------------------------------------------
Sold                                                  636,159       $7,434,559
--------------------------------------------
Issued in reinvestment of distributions                29,951          349,829
--------------------------------------------
Redeemed                                              (72,394)        (842,794)
--------------------------------------------------------------------------------
Net increase (decrease)                               593,716       $6,941,594
================================================================================
PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------
Sold                                                  775,796       $8,462,831
--------------------------------------------
Issued in reinvestment of distributions                 1,055           11,489
--------------------------------------------
Redeemed                                             (130,176)      (1,401,282)
--------------------------------------------------------------------------------
Net increase (decrease)                               646,675       $7,073,038
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
--------------------------------------------
Sold                                                  204,943       $2,403,261
--------------------------------------------
Issued in reinvestment of distributions                22,555          263,444
--------------------------------------------
Redeemed                                              (47,475)        (555,891)
--------------------------------------------------------------------------------
Net increase (decrease)                               180,023       $2,110,814
================================================================================
PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------
Sold                                                  696,708       $7,391,651
--------------------------------------------
Issued in reinvestment of distributions                 6,217           67,702
--------------------------------------------
Redeemed                                              (81,671)        (898,297)
--------------------------------------------------------------------------------
Net increase (decrease)                               621,254       $6,561,056
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
--------------------------------------------
Sold                                                   58,134         $676,752
--------------------------------------------
Issued in reinvestment of distributions                 1,501           17,511
--------------------------------------------
Redeemed                                              (19,333)        (222,632)
--------------------------------------------------------------------------------
Net increase (decrease)                                40,302         $471,631
================================================================================
PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------
Sold                                                   32,973         $369,026
--------------------------------------------
Issued in reinvestment of distributions                     6               65
--------------------------------------------
Redeemed                                                   (1)              (7)
--------------------------------------------------------------------------------
Net increase (decrease)                                32,978         $369,084
================================================================================

R CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2006
--------------------------------------------
Sold                                                      677           $7,916
--------------------------------------------
Issued in reinvestment of distributions                    22              257
--------------------------------------------
Redeemed                                                  (21)            (251)
--------------------------------------------------------------------------------
Net increase (decrease)                                   678           $7,922
================================================================================
PERIOD ENDED JULY 31, 2005(1)
--------------------------------------------
Sold                                                    1,637          $17,906
--------------------------------------------
Issued in reinvestment of distributions                     6               61
--------------------------------------------
Redeemed                                               (1,112)         (12,605)
--------------------------------------------------------------------------------
Net increase (decrease)                                   531          $ 5,362
================================================================================

(1) August 31, 2004 (fund inception) through July 31, 2005.

(continued)

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of January 31, 2006, the funds did not own a significant percentage of total outstanding shares of the underlying funds. A summary of transactions for each underlying fund during the six months ended January 31,
2006 follows:

---------------------------------------------------------------------------------------------------------------
                     JULY 31, 2005                                                        JANUARY 31, 2006
FUND/                    SHARE      PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE       MARKET
UNDERLYING FUND         BALANCE       COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
---------------------------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------------------------
Income & Growth Fund
Institutional Class       63,205  $ 1,864,091  $  340,479   $ (11,273)     $167,749      111,478  $ 3,476,999
----------------------
Large Company
Value Fund
Institutional Class      255,484    1,573,235     284,889      (6,083)       89,572      449,586    2,985,251
----------------------
Real Estate Fund
Institutional Class       36,908      426,777   1,087,643     114,764        37,824       10,221      279,033
----------------------
Small Company Fund
Institutional Class       28,299      292,275      53,659      (3,504)       48,711       50,710      539,554
----------------------
Ultra Fund
Institutional Class       33,757      892,343     168,380      (3,509)        5,291       57,588    1,769,679
----------------------
Value Fund
Institutional Class       78,612      593,196     109,717      (9,695)      104,463      143,967    1,019,286
----------------------
Vista Fund
Institutional Class(2)    26,609      321,321      65,772      (1,088)           --       42,773      753,233
----------------------
Diversified Bond Fund
Institutional Class      683,389    3,623,293   3,236,236     (85,488)      172,126      727,899    7,293,548
----------------------
High-Yield Fund
Institutional Class      135,990      465,954     292,120     (10,913)       36,786      164,559    1,051,532
----------------------
Inflation-Adjusted
Bond Fund
Institutional Class       77,632    1,411,487     175,941      (5,191)       40,083      191,056    2,097,795
----------------------
Premium Money Market
Fund Investor Class    1,950,577    1,080,479     289,831          --        44,116    2,741,225    2,741,225
----------------------
International
Bond Fund
Institutional Class      142,415      995,152   1,024,263     (82,864)       50,119      144,821    1,921,775
----------------------
International
Growth Fund
Institutional Class           --    1,435,164      64,928        (160)       26,153      137,706    1,488,602
---------------------------------------------------------------------------------------------------------------
                                  $14,974,767  $7,193,858   $(105,004)     $822,993               $27,417,512
===============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income
producing.

(continued)

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

5. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------------------
                     JULY 31, 2005                                                        JANUARY 31, 2006
FUND/                    SHARE      PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE       MARKET
UNDERLYING FUND         BALANCE       COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
---------------------------------------------------------------------------------------------------------------
2015
---------------------------------------------------------------------------------------------------------------
Income & Growth Fund
Institutional Class      154,555  $ 3,417,381  $  144,794   $  (2,775)   $  359,799      258,709  $ 8,069,133
----------------------
Large Company
Value Fund
Institutional Class      667,962    3,196,628     131,549      (2,071)      209,426    1,130,396    7,505,829
----------------------
Real Estate Fund
Institutional Class       82,093      803,066   1,943,996     221,461       110,826       35,840      978,432
----------------------
Small Company Fund
Institutional Class       83,960      629,259      26,892        (915)      124,140      141,026    1,500,517
----------------------
Ultra Fund
Institutional Class      120,071    2,411,430     104,991      (1,220)       16,563      195,957    6,021,759
----------------------
Value Fund
Institutional Class      291,215    1,358,156      70,786      (7,947)      313,333      467,368    3,308,965
----------------------
Vista Fund
Institutional Class(2)   118,404    1,004,950      51,043        (384)           --      178,282    3,139,546
----------------------
Diversified Bond Fund
Institutional Class    1,248,070    6,410,391   2,406,392     (75,841)      316,548    1,652,178   16,554,824
----------------------
High-Yield Fund
Institutional Class      248,403      844,776      61,089      (2,224)       68,011      371,734    2,375,380
----------------------
Inflation-Adjusted
Bond Fund
Institutional Class      141,771    3,231,870      65,045      (2,453)       73,516      431,815    4,741,329
----------------------
Emerging Markets Fund
Institutional Class      126,701      467,480     188,679       8,924       192,051      162,435    1,380,698
----------------------
International
Growth Fund
Institutional Class      289,887    1,601,039      76,589        (130)       77,954      444,013    4,799,780
----------------------
Premium Money Market
Fund Investor Class    2,166,265    1,598,213      64,071          --        50,031    3,700,407    3,700,407
----------------------
International
Bond Fund
Institutional Class      158,164    1,481,215      69,824      (7,157)       85,535      264,255    3,506,664
---------------------------------------------------------------------------------------------------------------
                                  $28,455,854  $5,405,740    $127,268    $1,997,733               $67,583,263
===============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income
producing.

(continued)

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

5. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------------------
                     JULY 31, 2005                                                        JANUARY 31, 2006
FUND/                    SHARE      PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE       MARKET
UNDERLYING FUND         BALANCE       COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
---------------------------------------------------------------------------------------------------------------
2025
---------------------------------------------------------------------------------------------------------------
Equity Growth Fund
Institutional Class      391,775  $ 3,709,781  $  824,593    $ 15,978    $  113,600      516,262  $12,452,239
----------------------
Income & Growth Fund
Institutional Class           --    1,356,275       3,621        (118)       55,374       42,029    1,310,885
----------------------
Large Company
Value Fund
Institutional Class    1,358,268    4,156,527      45,323      (1,304)      378,628    1,982,369   13,162,930
----------------------
Real Estate Fund
Institutional Class      139,097    1,211,256   2,761,284     293,052       232,513       76,865    2,098,415
----------------------
Small Company Fund
Institutional Class      284,592    1,266,883      18,809      (1,165)      362,319      403,887    4,297,358
----------------------
Ultra Fund
Institutional Class      305,255    3,831,161      89,068        (713)       36,880      429,846   13,209,167
----------------------
Value Fund
Institutional Class      493,523    1,914,356      21,749      (2,982)      513,436      751,367    5,319,678
----------------------
Vista Fund
Institutional Class(2)   250,801    1,671,035      19,234        (447)           --      354,773    6,247,553
----------------------
Diversified Bond Fund
Institutional Class    1,599,799    6,804,986   1,171,037     (40,536)      412,789    2,162,151   21,664,753
----------------------
High-Yield Fund
Institutional Class      318,470    1,140,135      10,873        (461)       89,442      495,673    3,167,350
----------------------
Inflation-Adjusted
Bond Fund
Institutional Class      181,692    4,270,315      19,099        (875)       96,425      570,909    6,268,581
----------------------
Emerging Markets Fund
Institutional Class      322,167      968,436     282,109      15,002       494,040      411,113    3,494,461
----------------------
International
Growth Fund
Institutional Class      736,854    2,881,799     111,536         432       181,450    1,018,382   11,008,709
----------------------
Premium Money Market
Fund Investor Class    3,669,778    1,761,820      18,054          --        80,413    5,413,544    5,413,544
----------------------
International
Bond Fund
Institutional Class           --      542,468       1,405         (10)       13,448       40,947      543,367
---------------------------------------------------------------------------------------------------------------
                                  $37,487,233  $5,397,794    $275,853    $3,060,757              $109,658,990
===============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

5. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------------------
                     JULY 31, 2005                                                        JANUARY 31, 2006
FUND/                    SHARE      PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE       MARKET
UNDERLYING FUND         BALANCE       COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
---------------------------------------------------------------------------------------------------------------
2035
---------------------------------------------------------------------------------------------------------------
Equity Growth Fund
Institutional Class      151,602  $ 2,625,211  $   57,364     $(1,175)    $  50,687      261,462  $ 6,306,463
----------------------
Large Company
Value Fund
Institutional Class      525,715    2,797,918      57,162      (1,010)      158,627      941,569    6,252,018
----------------------
Real Estate Fund
Institutional Class       46,111      647,362     828,482      70,992        99,522       38,733    1,057,411
----------------------
Small Company Fund
Institutional Class       94,342      727,567      16,690        (616)      129,998      162,918    1,733,448
----------------------
Ultra Fund
Institutional Class      118,114    2,542,396      58,152      (1,922)       15,413      200,328    6,156,079
----------------------
Value Fund
Institutional Class      229,177    1,301,789      31,026      (2,945)      243,336      405,025    2,867,577
----------------------
Vista Fund
Institutional Class(2)   116,408    1,243,890      83,750         283            --      188,998    3,328,255
----------------------
Diversified Bond Fund
Institutional Class      341,334    3,089,744      58,961      (1,215)       99,354      642,843    6,441,287
----------------------
High-Yield Fund
Institutional Class       67,923      467,682       7,482        (246)       21,167      140,235      896,102
----------------------
Inflation-Adjusted
Bond Fund
Institutional Class       38,763    1,386,125       7,378        (136)       22,584      164,945    1,811,096
----------------------
Emerging Markets Fund
Institutional Class      178,035      888,726     227,220      12,908       281,795      263,321    2,238,229
----------------------
International
Growth Fund
Institutional Class      271,606    1,777,864     114,822         781        70,477      438,832    4,743,773
----------------------
Premium Money Market
Fund Investor Class      487,118      214,242     484,558          --         7,694      216,802      216,802
---------------------------------------------------------------------------------------------------------------
                                  $19,710,516  $2,033,047     $75,699    $1,200,654               $44,048,540
===============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income
producing.

(continued)

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

5. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------------------
                     JULY 31, 2005                                                        JANUARY 31, 2006
FUND/                    SHARE      PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE       MARKET
UNDERLYING FUND         BALANCE       COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
---------------------------------------------------------------------------------------------------------------
2045
---------------------------------------------------------------------------------------------------------------
Equity Growth Fund
Institutional Class       97,079  $ 1,605,764  $   83,564      $(1,369)    $ 32,488      162,013  $ 3,907,754
----------------------
Large Company
Value Fund
Institutional Class      336,548    1,709,273      83,515       (1,320)     101,011      582,644    3,868,756
----------------------
Real Estate Fund
Institutional Class       27,584      401,645     415,521       29,174       69,627       26,866      733,442
----------------------
Small Company Fund
Institutional Class       70,540      494,857      66,150         (910)      92,094      111,810    1,189,658
----------------------
Ultra Fund
Institutional Class       75,644    1,554,549      84,684       (2,445)       9,820      124,139    3,814,791
----------------------
Value Fund
Institutional Class      146,755      799,210      43,718       (2,731)     154,786      250,883    1,776,252
----------------------
Vista Fund
Institutional Class(2)    74,600      761,626      77,947           15           --      117,240    2,064,596
----------------------
Emerging Markets Fund
Institutional Class      127,781      635,239      90,282        1,209      217,846      197,527    1,678,980
----------------------
International
Growth Fund
Institutional Class      146,045      998,015      49,729         (285)      39,823      241,409    2,609,631
----------------------
Diversified Bond Fund
Institutional Class      147,197    1,300,224      58,302       (1,260)      42,605      270,867    2,714,088
----------------------
High-Yield Fund
Institutional Class       29,301      199,127       7,472         (241)       9,099       59,438      379,809
----------------------
Inflation-Adjusted
Bond Fund
Institutional Class       16,707      579,970       8,154         (167)       9,669       69,076      758,454
----------------------
Premium Money Market
Fund Investor Class      290,954      100,570     391,524           --        3,851           --           --
---------------------------------------------------------------------------------------------------------------
                                  $11,140,069  $1,460,562      $19,670     $782,719               $25,496,211
===============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

------------------------------------------------------------------------------------------------
                            INCOME         2015           2025           2035         2045
------------------------------------------------------------------------------------------------
Federal tax cost
of investments            $27,221,032   $65,885,469   $103,955,429   $41,461,662   $23,821,483
================================================================================================
Gross tax appreciation
of investments              $ 531,240    $2,357,396     $6,458,910    $2,775,799    $1,812,125
------------------------
Gross tax depreciation
of investments               (334,760)     (659,602)      (755,349)     (188,921)     (137,397)
------------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments              $ 196,480    $1,697,794     $5,703,561    $2,586,878    $1,674,728
================================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(continued)

------

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

7. CORPORATE EVENT

Effective May 15, 2006, My Retirement Portfolios (MRP), which includes all the funds, will be repositioned and rebranded as LIVESTRONG(reg.tm) Portfolios from
American Century Investments. At that time, the underlying funds in which MRP invests will be prohibited from investing in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. Accordingly, some of the underlying funds will be exchanged for no-tobacco (NT) tracker funds resulting in the funds realizing capital gains
(losses). This could affect the tax liability of shareholders with taxable accounts, if the funds make year-end distributions.

LIVESTRONG is a trademark of the Lance Armstrong Foundation.

------

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.51       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.24         0.29
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.01         0.52
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.25         0.81
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.26)       (0.30)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.27)       (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.49       $10.51
================================================================================
  TOTAL RETURN(4)                                           2.47%        8.14%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.20%(6)     0.20%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.48%(6)     3.16%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                       29%           6%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $22,569      $15,572
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.51       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.24         0.34
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.02         0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.26         0.82
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.27)       (0.31)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.28)       (0.31)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.49       $10.51
================================================================================
  TOTAL RETURN(4)                                           2.58%        8.31%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                  0.00%(6)    0.00%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                              4.68%(6)    3.36%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        29%          6%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                    $3,303      $3,169
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

--------------------------------------------------------------------------------
                                                              ADVISOR CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.51       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.24         0.18
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  (0.01)        0.61
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.23         0.79
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.25)       (0.28)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.26)       (0.28)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.48      $10.51
================================================================================
  TOTAL RETURN(4)                                           2.35%        7.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.45%(6)     0.45%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.23%(6)     2.91%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                       29%           6%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $1,570         $940
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)  Annualized.

See Notes to Financial Statements.

------

My Retirement Income Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                R CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.50       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.22         0.29
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.01         0.46
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.23         0.75
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.24)       (0.25)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)          --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.25)       (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.48       $10.50
================================================================================
  TOTAL RETURN(4)                                           2.23%        7.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.70%(6)     0.70%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             3.98%(6)     2.66%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                       29%           6%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                      $15           $9
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                                                          2006(1)     2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.93       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.26         0.25
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.20         0.86
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.46         1.11
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.31)       (0.18)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.32)       (0.18)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.07       $10.93
================================================================================
  TOTAL RETURN(4)                                           4.28%       11.17%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.20%(6)     0.20%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.77%(6)     2.61%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                       10%           2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $58,794      $40,717
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.94       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.26         0.29
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.21         0.84
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.47         1.13
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.33)       (0.19)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.34)       (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.07       $10.94
================================================================================
  TOTAL RETURN(4)                                           4.38%       11.32%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.00%(6)     0.00%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.97%(6)     2.81%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                       10%           2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $3,890       $3,011
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                               ADVISOR CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.91       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.33         0.17
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.12         0.91
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.45         1.08
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.28)       (0.17)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.29)       (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.07       $10.91
================================================================================
  TOTAL RETURN(4)                                           4.22%       10.88%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.45%(6)     0.45%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.52%(6)     2.36%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                       10%           2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $4,868         $323
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2015 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.90       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.20         0.24
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.23         0.82
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.43         1.06
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.25)       (0.16)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.26)       (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.07       $10.90
================================================================================
  TOTAL RETURN(4)                                           4.15%       10.59%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.70%(6)     0.70%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.27%(6)     2.11%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                       10%           2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                     $110          $14
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)  Annualized.

See Notes to Financial Statements.

------

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.21      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.26         0.18
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.39         1.17
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.65         1.35
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.31)       (0.14)
-------------------------------------------------------
  From Net Realized Gains                                  (0.02)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.33)       (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.53       $11.21
================================================================================
  TOTAL RETURN(4)                                           5.84%       13.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.20%(6)     0.20%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.50%(6)     2.08%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        6%           2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $79,769      $53,285
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.23       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.26         0.27
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.39         1.11
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.65         1.38
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.33)       (0.15)
-------------------------------------------------------
  From Net Realized Gains                                  (0.02)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.35)       (0.15)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.53       $11.23
================================================================================
  TOTAL RETURN(4)                                           5.95%       13.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.00%(6)     0.00%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.70%(6)     2.28%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        6%           2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $25,765      $21,458
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                              ADVISOR CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.19       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.32         0.12
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.32         1.20
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.64         1.32
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.28)       (0.13)
-------------------------------------------------------
  From Net Realized Gains                                  (0.02)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.30)       (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.53       $11.19
================================================================================
  TOTAL RETURN(4)                                           5.76%       13.28%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.45%(6)     0.45%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.25%(6)     1.83%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        6%           2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $4,001         $388
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2025 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.18       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.22         0.15
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.39         1.15
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.61         1.30
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.25)       (0.12)
-------------------------------------------------------
  From Net Realized Gains                                  (0.02)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.27)       (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.52       $11.18
================================================================================
  TOTAL RETURN(4)                                           5.50%       13.10%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.70%(6)     0.70%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.00%(6)     1.58%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        6%           2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                     $228          $65
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.43       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.28         0.17
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.52         1.39
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.80         1.56
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.30)       (0.13)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.31)       (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.92       $11.43
================================================================================
  TOTAL RETURN(4)                                           7.08%       15.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.20%(6)     0.20%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.75%(6)     1.62%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        7%           3%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $35,979      $21,537
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any  gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.45       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.28         0.16
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.52         1.43
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.80         1.59
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.32)       (0.14)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.33)       (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.92       $11.45
================================================================================
  TOTAL RETURN(4)                                           7.11%       15.98%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.00%(6)     0.00%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.95%(6)     1.82%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        7%           3%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $5,711       $3,435
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                              ADVISOR CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.42       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.35         0.11
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.43         1.44
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.78         1.55
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.27)       (0.13)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.28)       (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.92       $11.42
================================================================================
  TOTAL RETURN(4)                                           6.91%       15.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.45%(6)     0.45%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.50%(6)     1.37%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        7%           3%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $2,254         $113
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2035 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.40       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.33         0.22
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.44         1.30
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.77         1.52
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.24)       (0.12)
-------------------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.25)       (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.92       $11.40
================================================================================
  TOTAL RETURN(4)                                           6.82%       15.24%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.70%(6)     0.70%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.25%(6)     1.12%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        7%           3%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                     $134           $6
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.54       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.31         0.12
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.55         1.56
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.86         1.68
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.32)       (0.14)
-------------------------------------------------------
  From Net Realized Gains                                  (0.03)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.35)       (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $12.05       $11.54
================================================================================
  TOTAL RETURN(4)                                           7.57%       16.86%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.20%(6)     0.20%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             5.10%(6)     1.83%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        8%          17%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $14,951       $7,465
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.56       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.30         0.25
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.57         1.45
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.87         1.70
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.34)       (0.14)
-------------------------------------------------------
  From Net Realized Gains                                  (0.03)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.37)       (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $12.06       $11.56
================================================================================
  TOTAL RETURN(4)                                           7.68%       17.11%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.00%(6)     0.00%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             5.30%(6)     2.03%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        8%          17%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $9,662       $7,181
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                               ADVISOR CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.53       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.32         0.07
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.52         1.59
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.84         1.66
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.29)       (0.13)
-------------------------------------------------------
  From Net Realized Gains                                  (0.03)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.32)       (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $12.05       $11.53
================================================================================
  TOTAL RETURN(4)                                           7.49%       16.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.45%(6)     0.45%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.85%(6)     1.58%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        8%          17%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                     $883         $380
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

My Retirement 2045 Portfolio - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                          2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.51       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(3)                           0.30         0.18
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.53         1.45
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.83         1.63
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.26)       (0.12)
-------------------------------------------------------
  From Net Realized Gains                                  (0.03)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.29)       (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $12.05       $11.51
================================================================================
  TOTAL RETURN(4)                                           7.31%       16.38%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                                 0.70%(6)     0.70%(6)
-------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             4.60%(6)     1.33%(6)
-------------------------------------------------------
Portfolio Turnover Rate                                        8%          17%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                      $15           $6
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class and R Class. The total expense ratio of
Institutional Class shares is lower than that of Investor Class shares; the total expense ratios of the Advisor and R Class shares is higher than that of
Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.25% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH-YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, & Jenrette
(DLJ) High-Yield Index.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) (Europe,
Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------

Notes

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0603
SH-SAN-48448N

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

                                JANUARY 31, 2006

One Choice Portfolio(sm): Very Conservative
One Choice Portfolio(sm): Conservative
One Choice Portfolio(sm): Moderate
One Choice Portfolio(sm): Aggressive
One Choice Portfolio(sm): Very Aggressive

[american century investments logo and text logo]

Table of Contents

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

ONE CHOICE PORTFOLIOS

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . . 33
Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semi-annual report for the One Choice
Portfolios(sm) for the six months ended January 31, 2006.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets
Your next shareholder report for these funds will be the annual report dated
July 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

One Choice Portfolios - Performance

TOTAL RETURNS AS OF JANUARY 31, 2006
                                                         ----------
                                                           AVERAGE
                                                           ANNUAL
                                                           RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                             6 MONTHS(1)     1 YEAR      INCEPTION       DATE
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
VERY CONSERVATIVE --
INVESTOR CLASS                  1.97%         4.03%         5.57%       9/30/04
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
CONSERVATIVE --
INVESTOR CLASS                  3.74%         7.01%         8.94%       9/30/04
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
MODERATE -- INVESTOR CLASS      6.56%        11.62%        13.93%       9/30/04
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
AGGRESSIVE --
INVESTOR CLASS                  8.93%        15.18%        17.29%       9/30/04
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
VERY AGGRESSIVE --
INVESTOR CLASS                 10.51%        17.80%        20.27%       9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)           5.35%        12.67%        15.23%            --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(2)              0.84%         1.80%         2.55%            --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The Lehman
Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the funds' asset allocations as of January 31, 2006.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.
An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

(continued)

------
2

One Choice Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

$10,000 investment made September 30, 2004

* From 9/30/04, the Investor Class's inception date. Not annualized.

GROWTH OF $10,000 OVER LIFE OF ONE CHOICE PORTFOLIO: CONSERVATIVE

$10,000 investment made September 30, 2004

* From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

(continued)

------
3

One Choice Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF ONE CHOICE PORTFOLIO: MODERATE

$10,000 investment made September 30, 2004

* From 9/30/04, the Investor Class's inception date. Not annualized.

GROWTH OF $10,000 OVER LIFE OF ONE CHOICE PORTFOLIO: AGGRESSIVE

$10,000 investment made September 30, 2004

* From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

(continued)

------
4

One Choice Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

$10,000 investment made September 30, 2004

* From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

An investment in a money market fund is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money market fund.

------
5

One Choice Portfolios - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER, GINA SANCHEZ, AND IRINA TORELLI

PERFORMANCE SUMMARY

The five American Century One Choice Portfolios posted positive returns for the six months ended January 31, 2006, mirroring positive performances in domestic stock and bond markets, as well as strong international stock performance.
Returns from international stocks were the biggest contributors to the portfolios' gains, while international bonds showed losses overall for the period. The One Choice Portfolio's six-month returns ranged from 1.97%* for One
Choice: Very Conservative, which is the most heavily weighted toward bonds, to
10.51% for One Choice: Very Aggressive, which had roughly 97% of its assets in international and domestic stocks.

Because of the portfolios' broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain each portfolio's return.

MARKET ENVIRONMENT

The resilient U.S. economy continued to expand, in spite of severe hurricane damage along the Gulf Coast, spiraling energy prices, and rising short-term interest rates. Crude oil futures topped $70 a barrel as Hurricane Katrina approached the Gulf Coast at the end of August. Though oil prices subsided considerably by year's end, they spiked again in January 2006, topping $68 a barrel. To combat inflation pressures, The Federal Reserve (the Fed) raised its overnight interest rate target five times (in quarter-point increments) between
July 31, 2005

MARKET INDEX TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
                                                       6 MONTHS(1)    1 YEAR
--------------------------------------------------------------------------------
U.S. STOCKS
------------------------------------------------------
  Russell 1000 Index(2)                                   5.04%        12.07%
--------------------------------------------------------------------------------
  Russell Midcap Index(2)                                 8.27%        21.45%
--------------------------------------------------------------------------------
  Russell 2000 Index(2)                                   8.50%        18.89%
--------------------------------------------------------------------------------
  S&P 500 Index(2)                                        4.68%        10.38%
--------------------------------------------------------------------------------
INTERNATIONAL STOCKS
------------------------------------------------------
  MSCI EAFE Index                                        18.31%        22.76%
--------------------------------------------------------------------------------
U.S. FIXED INCOME
------------------------------------------------------
  10-Year U.S. Treasury Note                             -0.30%         0.33%
--------------------------------------------------------------------------------
  90-Day U.S. Treasury Bill Index(2)                      1.86%         3.24%
--------------------------------------------------------------------------------
  CSFB High-Yield Index II                                1.40%         3.59%
--------------------------------------------------------------------------------
INTERNATIONAL BONDS
------------------------------------------------------
  Citigroup Non-U.S. World Government Bond Index         -1.19%        -5.84%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

*Total returns for periods less than one year are not annualized.

(continued)

------
6

One Choice Portfolios - Portfolio Commentary

and January 31, 2006, pushing it from 3.25% up to 4.50%.

STOCK MARKET REVIEW

Overcoming the challenges of rising fuel costs and higher interest rates, U.S.
corporations managed respectable earnings growth. The large-cap Russell 1000
Index returned 5.04% for the period, but trailed its smaller-cap counterparts, the Russell Midcap and Russell 2000 indices, which returned 8.27% and 8.50%, respectively.  In the large-cap arena, value stocks outperformed growth stocks by a wide margin, while among mid- and small-caps, the reverse was true.
Foreign stock markets outstripped their U.S. counterparts, showing double-digit returns for the six months, with emerging markets doing particularly well. The
MSCI EAFE Index, a broad measure of foreign stock performance, returned 18.31%.
The Japanese stock market posted double-digit gains as the country's economic prospects improved considerably. The rest of the Asian market was not far behind. European stocks posted healthy returns as the euro-zone's prospects improved, courtesy of upbeat corporate profits, historically low interest rates, and increased business confidence.

BOND MARKET REVIEW

U.S. bonds eked out a small gain as short- and long-term yields continued to converge. The Fed's five interest rate increases during the period pushed U.S.
short-term yields significantly higher: the two-year Treasury yield rose from
4.02% to 4.52% -- a 50-basis-point increase. Longer-term yields also rose, but not as much. The yield on the 10-year Treasury Note gained 24 basis points, while the 30-year bond yield gained 21 basis points. As a result, the Treasury yield curve "flattened" a little more overall, and was slightly inverted between the two-year and 10-year maturity portion. The Lehman Brothers U.S. Aggregate
Index--a proxy for the broad U.S. bond market--returned 0.84% for the six months. Very short-term Treasurys, high-yield corporate securities, and mortgage-backed securities were the best performers, while long-term Treasurys had negative returns for the period. Money market rates continued to climb as the Fed pushed interest rates higher. The 90-day U.S. Treasury Bill Index returned 1.86% for the six months.

Foreign bonds had modest positive returns in local currency terms, but the dollar's strength in major foreign currency markets during the last four months of 2005 squelched returns for U.S. investors. Between September 1 and December
31, 2005, the U.S. currency gained 5.5% versus the euro and 7.2% versus the
Japanese yen.

PORTFOLIO STRATEGY

Each One Choice Portfolio seeks the highest total return consistent with its particular asset mix. Each portfolio is a "fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and target asset allocation. The chart on page 9 shows the specific underlying fund allocations for each One Choice Portfolio.

The neutral asset mix for each portfolio (which generally represents its long-term asset allocation strategy) is given at the end of this discussion, on page 9. As of January 31, 2006, the portfolios' asset allocations did not deviate significantly from their neutral asset mixes. Going forward, however, we may make adjustments to the asset mixes to take advantage of opportunities that we believe will help the portfolios better meet their investment objectives.
As you would expect, the higher-risk funds among the One Choice Portfolios'

(continued)

------
7

One Choice Portfolios - Portfolio Commentary

underlying funds offered the highest returns during the six months. Strong performances by international stock markets (especially emerging markets) made
American Century Emerging Markets (+36.63%) and American Century International
Growth (+19.34%) the top-performing funds among the One Choice Portfolios'
basket of mutual fund investments. American Century Vista also posted a double-digit return (+13.12%) partly as a result of U.S. small- and mid-cap stocks' outperformance versus large-caps. Vista's return was also boosted by an overweight in energy stocks and a stake in foreign stocks. Meanwhile, returns from domestic stock funds such as American Century Equity Growth (+4.53%), and
American Century Large Company Value (+3.84%) were pretty much in line with the
4.68% return of the broad S&P 500 Index.

As is typical with lower-risk, higher-quality investments, bond fund returns were more modest. American Century Diversified Bond fund (+0.59%) reflected a lackluster performance by U.S. bonds overall during the period. American Century
International Bond (-0.19%) was negatively affected  by the U.S. dollar's strength in the last four months of 2005, but still outperformed the Citigroup
Non-U.S. World Government Bond Index, which returned -1.19%.

The returns of each One Choice Portfolio were consistent with their respective asset mixes and objectives. Those with the highest allocations in foreign stocks--One Choice Portfolio: Very Aggressive and

TYPES OF INVESTMENTS IN PORTFOLIOS AS A % OF NET ASSETS AS OF 1/31/06
--------------------------------------------------------------------------------
                        VERY                                             VERY
                    CONSERVATIVE  CONSERVATIVE  MODERATE  AGGRESSIVE  AGGRESSIVE
--------------------------------------------------------------------------------
EQUITY
---------------
  Large Cap Value       12.8%        16.9%        13.8%      11.8%       14.7%
--------------------------------------------------------------------------------
  Large Cap Blend        5.4%         9.5%        16.3%      14.5%       17.4%
--------------------------------------------------------------------------------
  Large Cap
  Blend --
  International           --          6.9%        11.1%      13.5%       16.5%
--------------------------------------------------------------------------------
  Large Cap Growth       2.6%         5.1%         8.3%      14.5%       17.6%
--------------------------------------------------------------------------------
  Large Cap
  Growth --
  International           --           --          4.5%       7.2%        8.1%
--------------------------------------------------------------------------------
  Mid Cap Growth         2.1%         5.0%         8.2%      15.1%       17.9%
--------------------------------------------------------------------------------
  Small Cap Value        1.0%         1.5%         2.0%       2.2%        2.4%
--------------------------------------------------------------------------------
  Real Estate            2.2%         2.1%         2.0%       2.0%        2.0%
--------------------------------------------------------------------------------
TOTAL EQUITY            26.1%        47.0%        66.2%      80.8%       96.6%
--------------------------------------------------------------------------------
FIXED INCOME
---------------
  Investment Grade      38.9%        35.3%        22.1%      12.6%        1.5%
--------------------------------------------------------------------------------
  International          9.7%         7.8%         3.1%        .--         --
--------------------------------------------------------------------------------
  High-Yield              --           --          2.8%       4.6%         --
--------------------------------------------------------------------------------
TOTAL FIXED-INCOME      48.6%        43.1%        28.0%      17.2%        1.5%
--------------------------------------------------------------------------------
MONEY MARKET            25.1%         9.8%         5.7%       1.9%        1.9%
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES          0.2%         0.1%         0.1%       0.1%         --
--------------------------------------------------------------------------------

(continued)

------
8

One Choice Portfolios - Portfolio Commentary

One Choice Portfolio: Aggressive--offered the strongest returns, while One
Choice Portfolio: Very Conservative, with the highest allocation in bonds and money market securities, offered the most modest return.

NEUTRAL ASSET MIXES

An investment in the One Choice Portfolios entails some risks, including those associated with investing in stocks, bonds, and foreign securities. The value of the portfolios' shares will fluctuate over time.

The neutral asset mix for ONE CHOICE PORTFOLIO: VERY CONSERVATIVE is 25% stocks,
50% bonds, and 25% cash equivalents. This portfolio is expected to have the least short-term price volatility of the One Choice Portfolios.

The neutral asset mix for ONE CHOICE PORTFOLIO: CONSERVATIVE is 45% stocks, 45%
bonds, and 10% cash equivalents.

The neutral asset mix for ONE CHOICE PORTFOLIO: MODERATE is 64% stocks, 30%
bonds, and 6% cash equivalents.

The neutral asset mix for ONE CHOICE PORTFOLIO: AGGRESSIVE is 79% stocks, 19%
bonds, and 2% cash equivalents.

The neutral asset mix for ONE CHOICE PORTFOLIO: VERY AGGRESSIVE is 96% stocks,
2% bonds, and 2% cash equivalents.

UNDERLYING FUND ALLOCATIONS AS A % OF NET ASSETS AS OF 1/31/06 -- INVESTOR CLAS
--------------------------------------------------------------------------------
                        VERY                                             VERY
                    CONSERVATIVE  CONSERVATIVE  MODERATE  AGGRESSIVE  AGGRESSIVE
--------------------------------------------------------------------------------
Equity Growth Fund      5.4%          9.5%       16.3%      14.5%       17.4%
--------------------------------------------------------------------------------
Growth Fund             2.6%          5.1%        8.3%      14.5%       17.6%
--------------------------------------------------------------------------------
Large Company
Value Fund              8.1%         10.8%        9.0%       7.8%        9.6%
--------------------------------------------------------------------------------
Real Estate Fund        2.2%          2.1%        2.0%       2.0%        2.0%
--------------------------------------------------------------------------------
Small Company Fund      1.0%          1.5%        2.0%       2.2%        2.4%
--------------------------------------------------------------------------------
Value Fund              4.7%          6.1%        4.8%       4.0%        5.1%
--------------------------------------------------------------------------------
Vista Fund              2.1%          5.0%        8.2%      15.1%       17.9%
--------------------------------------------------------------------------------
Emerging
Markets Fund             --            --         4.5%       7.2%        8.1%
--------------------------------------------------------------------------------
International
Growth Fund              --           6.9%       11.1%      13.5%       16.5%
--------------------------------------------------------------------------------
Diversified
Bond Fund              38.9%         35.3%       22.1%      12.6%        1.5%
--------------------------------------------------------------------------------
High-Yield Fund          --            --         2.8%       4.6%         --
--------------------------------------------------------------------------------
International
Bond Fund               9.7%          7.8%        3.1%        --          --
--------------------------------------------------------------------------------
Prime Money
Market Fund            25.1%          9.8%        5.7%       1.9%        1.9%
--------------------------------------------------------------------------------
Other Assets
and Liabilities         0.2%          0.1%        0.1%       0.1%         --
--------------------------------------------------------------------------------

------
9

One Choice Portfolios - Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC FIXED INCOME FUNDS - 38.9%
--------------------------------------------------------------------------------
          464,089  Diversified Bond Fund
                   Investor Class                                 $   4,650,171
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS - 26.1%
--------------------------------------------------------------------------------
           26,829  Equity Growth Fund
                   Investor Class                                       646,579
--------------------------------------------------------------------------------
           14,737  Growth Fund Investor Class                           310,951
--------------------------------------------------------------------------------
          145,582  Large Company Value Fund
                   Investor Class                                       966,664
--------------------------------------------------------------------------------
            9,507  Real Estate Fund Investor Class                      259,351
--------------------------------------------------------------------------------
           11,672  Small Company Fund
                   Investor Class                                       123,840
--------------------------------------------------------------------------------
           79,165  Value Fund Investor Class                            559,697
--------------------------------------------------------------------------------
           14,745  Vista Fund Investor Class(2)                         255,531
--------------------------------------------------------------------------------
                                                                      3,122,613
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 25.1%
--------------------------------------------------------------------------------
        2,992,372  Prime Money Market Fund
                   Investor Class                                     2,992,372
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 9.7%
--------------------------------------------------------------------------------
           87,297  International Bond Fund
                   Investor Class                                     1,157,559
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%
(Cost $11,846,868)                                                   11,922,715
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%                                      23,822
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $ 11,946,537
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

Shares                                                              Value
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 40.1%
--------------------------------------------------------------------------------
          276,460  Equity Growth Fund
                   Investor Class                                 $   6,662,686
--------------------------------------------------------------------------------
          169,021  Growth Fund Investor Class                         3,566,343
--------------------------------------------------------------------------------
        1,143,268  Large Company Value Fund
                   Investor Class                                     7,591,300
--------------------------------------------------------------------------------
           54,541  Real Estate Fund Investor Class                    1,487,878
--------------------------------------------------------------------------------
          101,374  Small Company Fund
                   Investor Class                                     1,075,578
--------------------------------------------------------------------------------
          611,628  Value Fund Investor Class                          4,324,210
--------------------------------------------------------------------------------
          203,865  Vista Fund Investor Class(2)                       3,532,980
--------------------------------------------------------------------------------
                                                                     28,240,975
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 35.3%
--------------------------------------------------------------------------------
        2,479,091  Diversified Bond Fund
                   Investor Class                                    24,840,493
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 9.8%
--------------------------------------------------------------------------------
        6,893,386  Prime Money Market Fund
                   Investor Class                                     6,893,386
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 7.8%
--------------------------------------------------------------------------------
          416,817  International Bond Fund
                   Investor Class                                     5,526,993
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 6.9%
--------------------------------------------------------------------------------
          447,951  International Growth Fund
                   Investor Class                                     4,837,871
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $68,676,926)                                                   70,339,718
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.1%                                      94,792
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $ 70,434,510
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

See Notes to Financial Statements.

(continued)

------
10

One Choice Portfolios - Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)
Shares                                                               Value
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 50.6%
--------------------------------------------------------------------------------
        1,105,321  Equity Growth Fund
                   Investor Class                                $   26,638,236
--------------------------------------------------------------------------------
          640,479  Growth Fund Investor Class                        13,514,107
--------------------------------------------------------------------------------
        2,209,321  Large Company Value Fund
                   Investor Class                                    14,669,891
--------------------------------------------------------------------------------
          122,932  Real Estate Fund Investor Class                    3,353,585
--------------------------------------------------------------------------------
          304,513  Small Company Fund
                   Investor Class                                     3,230,883
--------------------------------------------------------------------------------
        1,109,179  Value Fund Investor Class                          7,841,896
--------------------------------------------------------------------------------
          771,353  Vista Fund Investor Class(2)                      13,367,547
--------------------------------------------------------------------------------
                                                                     82,616,145
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 24.9%
--------------------------------------------------------------------------------
        3,605,500  Diversified Bond Fund
                   Investor Class                                    36,127,111
--------------------------------------------------------------------------------
          720,263  High-Yield Fund Investor Class                     4,602,481
--------------------------------------------------------------------------------
                                                                     40,729,592
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 15.6%
--------------------------------------------------------------------------------
          883,472  Emerging Markets Fund
                   Investor Class                                     7,403,495
--------------------------------------------------------------------------------
        1,677,273  International Growth Fund
                   Investor Class                                    18,114,548
--------------------------------------------------------------------------------
                                                                     25,518,043
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 5.7%
--------------------------------------------------------------------------------
        9,332,809  Prime Money Market Fund
                   Investor Class                                     9,332,809
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 3.1%
--------------------------------------------------------------------------------
          380,436  International Bond Fund
                   Investor Class                                     5,044,581
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $155,014,133)                                                 163,241,170
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.1%                                     176,649
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $ 163,417,819
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

Shares                                                              Value
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 60.1%
--------------------------------------------------------------------------------
          701,508  Equity Growth Fund
                   Investor Class                               $    16,906,343
--------------------------------------------------------------------------------
          807,008  Growth Fund Investor Class                        17,027,869
--------------------------------------------------------------------------------
        1,378,996  Large Company Value Fund
                   Investor Class                                     9,156,533
--------------------------------------------------------------------------------
           85,917  Real Estate Fund Investor Class                    2,343,816
--------------------------------------------------------------------------------
          240,337  Small Company Fund
                   Investor Class                                     2,549,976
--------------------------------------------------------------------------------
          664,846  Value Fund Investor Class                          4,700,461
--------------------------------------------------------------------------------
        1,016,322  Vista Fund Investor Class(2)                      17,612,859
--------------------------------------------------------------------------------
                                                                     70,297,857
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 20.7%
--------------------------------------------------------------------------------
        1,001,883  Emerging Markets Fund
                   Investor Class                                     8,395,780
--------------------------------------------------------------------------------
        1,464,775  International Growth Fund
                   Investor Class                                    15,819,570
--------------------------------------------------------------------------------
                                                                     24,215,350
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 17.2%
--------------------------------------------------------------------------------
        1,470,131  Diversified Bond Fund
                   Investor Class                                    14,730,713
--------------------------------------------------------------------------------
          844,036  High-Yield Fund Investor Class                     5,393,390
--------------------------------------------------------------------------------
                                                                     20,124,103
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 1.9%
--------------------------------------------------------------------------------
        2,183,327  Prime Money Market Fund
                   Investor Class                                     2,183,327
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $108,376,250)                                                 116,820,637
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.1%                                      83,216
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $ 116,903,853
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

See Notes to Financial Statements.

(continued)

------
11

One Choice Portfolios - Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)
Shares                                                               Value
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 100.0%
DOMESTIC EQUITY FUNDS - 72.0%
--------------------------------------------------------------------------------
          351,315  Equity Growth Fund
                   Investor Class                                $    8,466,692
--------------------------------------------------------------------------------
          404,554  Growth Fund Investor Class                         8,536,089
--------------------------------------------------------------------------------
          701,609  Large Company Value Fund
                   Investor Class                                     4,658,684
--------------------------------------------------------------------------------
           35,235  Real Estate Fund Investor Class                      961,211
--------------------------------------------------------------------------------
          109,325  Small Company Fund
                   Investor Class                                     1,159,938
--------------------------------------------------------------------------------
          348,685  Value Fund Investor Class                          2,465,203
--------------------------------------------------------------------------------
          503,147  Vista Fund Investor Class(2)                       8,719,538
--------------------------------------------------------------------------------
                                                                     34,967,355
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 24.6%
--------------------------------------------------------------------------------
          470,309  Emerging Markets Fund
                   Investor Class                                     3,941,189
--------------------------------------------------------------------------------
          741,060  International Growth Fund
                   Investor Class                                     8,003,448
--------------------------------------------------------------------------------
                                                                     11,944,637
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 1.9%
--------------------------------------------------------------------------------
          895,511  Prime Money Market Fund
                   Investor Class                                       895,511
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 1.5%
--------------------------------------------------------------------------------
           73,421  Diversified Bond Fund
                   Investor Class                                       735,678
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $44,395,495)                                                   48,543,181
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                           4,839
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $ 48,548,020
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
12

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in this example. If they were, the estimate of expenses you paid during the period would be higher.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses,

(continued)

------
13

Shareholder Fee Examples (Unaudited)

which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                               EFFECTIVE
                      BEGINNING     ENDING     EXPENSES PAID                  EXPENSES PAID    EFFECTIVE
                       ACCOUNT     ACCOUNT    DURING PERIOD(1)  ANNUALIZED  DURING PERIOD(2)  ANNUALIZED
                        VALUE       VALUE        8/1/05 -        EXPENSE        8/1/05 -        EXPENSE
                       8/1/05      1/31/06        1/31/06        RATIO(1)        1/31/06       RATIO(2)
--------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
----------------------
Actual                 $1,000    $1,019.70        $0.00         0.00%(3)        $3.56           0.70%
--------------------------------------------------------------------------------------------------------
Hypothetical           $1,000    $1,025.21        $0.00         0.00%(3)        $3.57           0.70%
--------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE - INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
----------------------
Actual                 $1,000    $1,037.40        $0.00         0.00%(3)        $4.01           0.78%
--------------------------------------------------------------------------------------------------------
Hypothetical           $1,000    $1,025.21        $0.00         0.00%(3)        $3.97           0.78%
--------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE - INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
----------------------
Actual                 $1,000    $1,065.60        $0.00         0.00%(3)        $4.58           0.88%
--------------------------------------------------------------------------------------------------------
Hypothetical           $1,000    $1,025.21        $0.00         0.00%(3)        $4.48           0.88%
--------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE - INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
----------------------
Actual                 $1,000    $1,089.30        $0.00         0.00%(3)        $5.11           0.97%
--------------------------------------------------------------------------------------------------------
Hypothetical           $1,000    $1,025.21        $0.00         0.00%(3)        $4.94           0.97%
--------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
----------------------
Actual                 $1,000    $1,105.10        $0.00         0.00%(3)        $5.41           1.02%
--------------------------------------------------------------------------------------------------------
Hypothetical           $1,000    $1,025.21        $0.00         0.00%(3)        $5.19           1.02%
--------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, did not exceed 0.005%.

------
14

Statement of Assets and Liabilities
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                        VERY
                                    CONSERVATIVE   CONSERVATIVE     MODERATE
-------------------------------------------------------------------------------
ASSETS
----------------------------------
Investment securities
in affiliates, at value
(cost of $11,846,868,
$68,676,926, and $155,014,133,
respectively)                       $11,922,715    $70,339,718    $163,241,170
----------------------------------
Cash                                         71             --           3,042
----------------------------------
Receivable for capital
shares sold                                  --             --          15,000
----------------------------------
Distributions receivable
from affiliates                          23,751         97,439         158,607
-------------------------------------------------------------------------------
                                     11,946,537     70,437,157     163,417,819
-------------------------------------------------------------------------------
LIABILITIES
----------------------------------
Disbursements in
excess of demand
deposit cash                                 --          2,647              --
-------------------------------------------------------------------------------
NET ASSETS                          $11,946,537    $70,434,510    $163,417,819
===============================================================================
INVESTOR CLASS CAPITAL
----------------------------------
SHARES, $0.01 PAR VALUE
----------------------------------
Outstanding                           1,170,894      6,597,569      14,322,597
===============================================================================
NET ASSET VALUE
PER SHARE                                $10.20         $10.68          $11.41
===============================================================================
NET ASSETS CONSIST OF:
----------------------------------
Capital (par value and
paid-in surplus)                    $11,910,269    $68,475,912    $154,119,909
----------------------------------
Accumulated net
investment loss                         (26,879)       (69,589)       (108,782)
----------------------------------
Accumulated
undistributed net
realized gain (loss)
on investment
transactions                            (12,700)       365,395       1,179,655
----------------------------------
Net unrealized appreciation
on investments                           75,847      1,662,792       8,227,037
-------------------------------------------------------------------------------
                                    $11,946,537    $70,434,510    $163,417,819
===============================================================================

See Notes to Financial Statements.

(continued)

------
15

Statement of Assets and Liabilities

JANUARY 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------
                                                   AGGRESSIVE  VERY AGGRESSIVE
------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------
Investment securities in
affiliates, at value (cost of
$108,376,250 and
$44,395,495, respectively)                        $116,820,637   $48,543,181
----------------------------------
Cash                                                        87            66
----------------------------------
Receivable for capital
shares sold                                              5,000            --
----------------------------------
Distributions receivable
 from affiliates                                        78,129         4,773
------------------------------------------------------------------------------
NET ASSETS                                        $116,903,853   $48,548,020
==============================================================================
INVESTOR CLASS CAPITAL
------------------------------------------------------------------------------
SHARES, $0.01 PAR VALUE
------------------------------------------------------------------------------
Outstanding                                          9,780,665     3,915,376
==============================================================================
NET ASSET VALUE PER SHARE                               $11.95        $12.40
==============================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                                  $107,605,783   $44,010,568
----------------------------------
Accumulated net
investment loss                                        (55,688)      (14,950)
----------------------------------
Undistributed net realized
gain on investment transactions                        909,371       404,716
----------------------------------
Net unrealized appreciation
on investments                                       8,444,387     4,147,686
------------------------------------------------------------------------------
                                                  $116,903,853   $48,548,020
==============================================================================

See Notes to Financial Statements.

------
16

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                            VERY
                                        CONSERVATIVE   CONSERVATIVE    MODERATE
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
---------------------------------
Income distributions
from underlying
funds - affiliates                        $244,541      $1,202,859   $2,933,927
--------------------------------------------------------------------------------
EXPENSES:
---------------------------------
Directors' fees
and expenses                                    92             411          909
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)               244,449       1,202,448    2,933,018
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------
Sale of investments in
underlying funds                           (47,953)        (28,698)     (21,876)
---------------------------------
Capital gain distributions
received from underlying funds              69,108         446,864    1,248,581
--------------------------------------------------------------------------------
                                            21,155         418,166    1,226,705
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON INVESTMENTS                             (37,714)        794,123    4,997,698
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                                (16,559)      1,212,289    6,224,403
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                           $227,890      $2,414,737   $9,157,421
================================================================================

See Notes to Financial Statements.

(continued)

------
17

Statement of Operations
FOR THE SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    VERY
                                                    AGGRESSIVE   AGGRESSIVE
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
---------------------------------
Income distributions from
underlying funds - affiliates                       $2,083,324   $  812,510
--------------------------------------------------------------------------------
EXPENSES:
---------------------------------
Directors' fees and expenses                               610          220
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         2,082,714      812,290
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------
Sale of investments in
underlying funds                                       (12,546)      (9,413)
---------------------------------
Capital gain distributions
received from underlying funds                         953,710      445,127
--------------------------------------------------------------------------------
                                                       941,164      435,714
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON INVESTMENTS                                       5,570,721    2,794,354
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS)                                          6,511,885    3,230,068
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                                     $8,594,599   $4,042,358
================================================================================

See Notes to Financial Statements.

------
18

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED) AND PERIOD ENDED JULY 31, 2005
--------------------------------------------------------------------------------------------------
                                           VERY CONSERVATIVE                   CONSERVATIVE
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS         2006          2005(1)            2006          2005(1)
--------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------
Net investment
income (loss)                         $   244,449    $   128,039       $ 1,202,448    $   446,428
---------------------------------
Net realized
gain (loss)                                21,155        (21,506)          418,166          1,314
---------------------------------
Change in net
unrealized
appreciation
(depreciation)                            (37,714)       113,561           794,123        868,669
--------------------------------------------------------------------------------------------------
Net increase
(decrease) in
net assets resulting
from operations                           227,890        220,094         2,414,737      1,316,411
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------
From net
investment income                        (296,101)      (103,266)       (1,353,919)      (364,546)
---------------------------------
From net
realized gains                            (12,349)            --           (54,085)            --
--------------------------------------------------------------------------------------------------
Decrease in net
assets from
distributions                            (308,450)      (103,266)       (1,408,004)      (364,546)
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------
Proceeds from
shares sold                             4,539,467     12,311,886        33,418,847     47,353,379
---------------------------------
Proceeds from
reinvestment of
distributions                             295,151        101,931         1,365,938        357,741
---------------------------------
Payments for
shares redeemed                        (2,939,707)    (2,398,459)       (8,540,212)    (5,479,781)
--------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets from capital
share transactions                      1,894,911     10,015,358        26,244,573     42,231,339
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS                           1,814,351     10,132,186        27,251,306     43,183,204
--------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------
Beginning of period                    10,132,186         --            43,183,204             --
--------------------------------------------------------------------------------------------------
End of period                         $11,946,537    $10,132,186       $70,434,510    $43,183,204
==================================================================================================
Accumulated undistributed
net investment income (loss)             $(26,879)       $24,773          $(69,589)       $81,882
==================================================================================================
TRANSACTIONS IN SHARES OF THE FUND
---------------------------------
Sold                                      443,892      1,212,135         3,180,713      4,591,865
---------------------------------
Issued in reinvestment
of distributions                           29,119         10,054           130,089         34,607
---------------------------------
Redeemed                                 (288,255)      (236,051)         (810,413)      (529,292)
--------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the fund                     184,756        986,138         2,500,389      4,097,180
==================================================================================================

(1) September 30, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

(continued)

------
19

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED) AND PERIOD ENDED JULY 31, 2005
--------------------------------------------------------------------------------------------------
                                                MODERATE                        AGGRESSIVE
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2006           2005(1)          2006          2005(1)
OPERATIONS
---------------------------------
Net investment
income (loss)                        $  2,933,018    $   726,877      $  2,082,714    $   371,007
---------------------------------
Net realized gain
(loss)                                  1,226,705         38,414           941,164         28,692
---------------------------------
Change in net
unrealized appreciation
(depreciation)                          4,997,698      3,229,339         5,570,721      2,873,666
--------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                         9,157,421      3,994,630         8,594,599      3,273,365
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------
From net investment
income                                 (3,177,002)      (591,675)       (2,399,223)      (110,186)
---------------------------------
From net realized gains                   (85,464)            --           (60,485)            --
--------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (3,262,466)      (591,675)       (2,459,708)      (110,186)
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------
Proceeds from shares sold              67,687,272    100,255,773        51,302,693     66,267,797
---------------------------------
Proceeds from reinvestment
of distributions                        3,148,042        569,483         2,416,462        109,534
---------------------------------
Payments for shares
redeemed                              (10,625,082)    (6,915,579)       (7,573,333)    (4,917,370)
--------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions             60,210,232     93,909,677        46,145,822     61,459,961
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS                          66,105,187     97,312,632        52,280,713     64,623,140
--------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------
Beginning of period                    97,312,632             --        64,623,140             --
--------------------------------------------------------------------------------------------------
End of period                        $163,417,819    $97,312,632      $116,903,853    $64,623,140
==================================================================================================
Accumulated undistributed
net investment income (loss)            $(108,782)      $135,202          $(55,688)      $260,821
==================================================================================================
TRANSACTIONS IN SHARES
OF THE FUND
---------------------------------
Sold                                    6,124,196      9,472,568         4,491,090      6,188,212
---------------------------------
Issued in reinvestment
of distributions                          284,515         53,589           210,677         10,324
---------------------------------
Redeemed                                 (959,892)      (652,379)         (662,642)      (456,996)
--------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the fund                   5,448,819      8,873,778         4,039,125      5,741,540
==================================================================================================

(1) September 30, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

(continued)

------
20

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED) AND PERIOD ENDED JULY 31, 2005
--------------------------------------------------------------------------------
                                                        VERY AGGRESSIVE
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2006        2005(1)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                       $   812,290   $    84,733
-----------------------------------------------
Net realized gain (loss)                               435,714        (4,586)
-----------------------------------------------
Change in net unrealized
appreciation (depreciation)                          2,794,354     1,353,332
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                     4,042,358     1,433,479
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                            (877,223)      (34,750)
-----------------------------------------------
From net realized gains                                (26,412)           --
--------------------------------------------------------------------------------
Decrease in net assets from distributions             (903,635)      (34,750)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                           23,190,655    27,501,415
-----------------------------------------------
Proceeds from reinvestment of distributions            882,420        34,434
-----------------------------------------------
Payments for shares redeemed                        (4,312,992)   (3,285,364)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     19,760,083    24,250,485
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               22,898,806    25,649,214
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 25,649,214            --
--------------------------------------------------------------------------------
End of period                                      $48,548,020   $25,649,214
================================================================================
Accumulated undistributed net
investment income (loss)                              $(14,950)      $49,983
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                 1,971,289     2,531,600
-----------------------------------------------
Issued in reinvestment of distributions                 74,592         3,203
-----------------------------------------------
Redeemed                                              (363,971)     (301,337)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund        1,681,910     2,233,466
================================================================================

(1) September 30, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

------
21

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. One Choice
Portfolio: Very Conservative (Very Conservative), One Choice Portfolio:
Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One
Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very
Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds," meaning that substantially all of the funds' assets will be invested in other funds in the American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined by the 1940 Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds' investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks. The funds incepted on September 30, 2004. The corporation is authorized to issue 3,000,000,000 shares. The following is a summary of the funds' significant accounting policies.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets).
A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

REAL ESTATE seeks long-term capital appreciation with income as a secondary objective. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

INTERNATIONAL EQUITY FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the
United States.

MONEY MARKET FUNDS

PRIME MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies.
If the underlying funds determine that the market price of a security is not readily available, or that the specific valuation methods

(continued)

------
22

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the underlying funds' Board of Directors/Trustees or its designee if such fair value determination would materially impact an underlying fund's net asset value.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and
Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation's investment advisor, American Century
Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds. Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests.
These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc., the parent of the corporation's investment advisor,
ACIM, the distributor of the corporation, American Century Investment Services,
Inc., and the corporation's transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment Management, Inc., a
wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

(continued)

------
23

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended January 31, 2006, were as follows:

--------------------------------------------------------------------------------
                 VERY                                                  VERY
             CONSERVATIVE  CONSERVATIVE   MODERATE    AGGRESSIVE    AGGRESSIVE
--------------------------------------------------------------------------------
Purchases     $4,411,073    $27,326,832  $62,089,392  $47,366,485  $20,606,243
--------------------------------------------------------------------------------
Proceeds
from sales    $2,517,677       $880,154   $1,036,211     $655,458     $493,648
--------------------------------------------------------------------------------

4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of January 31, 2006, the funds did not own a significant percentage of total outstanding shares of the underlying funds. A summary of transactions for each underlying fund during the six months ended January 31,
2006 follows:

                      JULY 31, 2005                                                       JANUARY 31, 2006
FUND/                    SHARE       PURCHASE      SALES     REALIZED   DISTRIBUTIONS   SHARE         MARKET
UNDERLYING FUND         BALANCE        COST         COST    GAIN (LOSS)  RECEIVED(1)    BALANCE        VALUE
-------------------------------------------------------------------------------------------------------------
VERY CONSERVATIVE
-------------------------------------------------------------------------------------------------------------
Diversified Bond Fund
Investor Class          391,418   $1,727,601   $1,005,629   $(20,300)     $  95,315     464,089   $ 4,650,171
----------------------
Equity Growth Fund
Investor Class           22,761      219,806      127,993     (1,756)         5,811      26,829       646,579
----------------------
Growth Fund
Investor Class           11,903      133,349       77,328       (459)         1,261      14,737       310,951
----------------------
Large Company
Value Fund
Investor Class          124,165      329,302      190,031     (2,226)        30,328     145,582       966,664
----------------------
Real Estate Fund
Investor Class            8,158       87,072       51,894     (1,044)        29,285       9,507       259,351
----------------------
Small Company Fund
Investor Class            9,958       43,724       26,115       (722)        11,540      11,672       123,840
----------------------
Value Fund
Investor Class           67,880      196,686      115,485     (3,149)        60,419      79,165       559,697
----------------------
Vista Fund
Investor Class(2)        12,240       89,322       51,923       (379)            --      14,745       255,531
----------------------
Prime Money
Market Fund
Investor Class        2,516,885    1,104,247      628,760         --         50,682   2,992,372     2,992,372
----------------------
International Bond
Fund Investor Class      72,312      479,964      290,472    (17,918)        29,008      87,297     1,157,559
-------------------------------------------------------------------------------------------------------------
                                  $4,411,073   $2,565,630   $(47,953)      $313,649               $11,922,715
=============================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------
24

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

4. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

                   JULY 31, 2005                                                        JANUARY 31, 2006
FUND/                   SHARE     PURCHASE      SALES     REALIZED    DISTRIBUTIONS   SHARE         MARKET
UNDERLYING FUND        BALANCE      COST         COST    GAIN (LOSS)   RECEIVED(1)   BALANCE        VALUE
-----------------------------------------------------------------------------------------------------------
CONSERVATIVE
-----------------------------------------------------------------------------------------------------------
Equity Growth Fund
Investor Class         173,586  $ 2,458,827  $   80,239   $   (896)   $   53,362     276,460   $  6,662,686
--------------------
Growth Fund
Investor Class          99,540    1,456,404      48,302       (630)       12,886     169,021      3,566,343
--------------------
Large Company
Value Fund
Investor Class         723,578    2,847,285      92,894     (1,937)      211,677   1,143,268      7,591,300
--------------------
Real Estate Fund
Investor Class          34,730      545,301      19,070     (1,299)      149,087      54,541      1,487,878
--------------------
Small Company
Fund Investor Class     63,454      409,422      13,908       (640)       89,597     101,374      1,075,578
--------------------
Value Fund
Investor Class         388,674    1,685,559      60,573     (6,956)      417,630     611,628      4,324,210
--------------------
Vista Fund
Investor Class(2)      125,808    1,251,761      41,505       (471)           --     203,865      3,532,980
--------------------
Diversified Bond
Fund Investor Class  1,527,420    9,906,653     328,861     (8,415)      419,252   2,479,091     24,840,493
--------------------
Prime Money
Market Fund
Investor Class       4,247,877    2,733,425      87,916         --        97,123   6,893,386      6,893,386
--------------------
International Bond
Fund Investor Class    246,436    2,370,159      81,214     (7,298)      127,503     416,817      5,526,993
--------------------
International Growth
Fund Investor Class    283,278    1,662,036      54,370       (156)       71,606     447,951      4,837,871
-----------------------------------------------------------------------------------------------------------
                                $27,326,832  $  908,852   $(28,698)   $1,649,723               $ 70,339,718
===========================================================================================================
MODERATE
-----------------------------------------------------------------------------------------------------------
Equity Growth Fund
Investor Class         685,502  $ 9,934,284  $  166,848   $ (1,055)   $  206,285   1,105,321   $ 26,638,236
--------------------
Growth Fund
Investor Class         381,958    5,357,521      88,699       (616)       46,932     640,479     13,514,107
--------------------
Large Company
Value Fund
Investor Class       1,386,210    5,508,262      93,415       (171)      393,234   2,209,321     14,669,891
--------------------
Real Estate Fund
Investor Class          77,163    1,240,323      21,317       (522)      321,011     122,932      3,353,585
--------------------
Small Company
-----------------
Fund Investor Class    187,605    1,241,338      21,311       (579)      257,525     304,513      3,230,883
--------------------
Value Fund
Investor Class         700,896    3,024,212      55,630     (3,825)      726,159   1,109,179      7,841,896
--------------------
Vista Fund
Investor Class(2)      474,302    4,736,724      78,840     (1,122)           --     771,353     13,367,547
--------------------
Diversified Bond
Fund Investor Class  2,193,900   14,461,621     244,751     (6,490)      588,567   3,605,500     36,127,111
--------------------
High-Yield Fund
Investor Class         433,575    1,862,625      32,419     (1,332)      123,373     720,263      4,602,481
--------------------
Emerging Markets
Fund Investor Class    567,697    2,483,524      41,766       (308)    1,020,798     883,472      7,403,495
--------------------
International Growth
Fund Investor Class  1,050,840    6,289,616     104,359       (756)      257,879   1,677,273     18,114,548
--------------------
Prime Money Market
Fund Investor Class  5,669,078    3,725,883      62,152         --       127,276   9,332,809      9,332,809
--------------------
International Bond
Fund Investor Class    218,795    2,223,459      46,580     (5,100)      113,469     380,436      5,044,581
-----------------------------------------------------------------------------------------------------------
                                $62,089,392  $1,058,087   $(21,876)   $4,182,508               $163,241,170
===========================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------
25

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

4. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

                   JULY 31, 2005                                                       JANUARY 31, 2006
FUND/                   SHARE     PURCHASE      SALES     REALIZED    DISTRIBUTIONS   SHARE        MARKET
UNDERLYING FUND        BALANCE      COST         COST    GAIN (LOSS)   RECEIVED(1)   BALANCE       VALUE
----------------------------------------------------------------------------------------------------------
AGGRESSIVE
----------------------------------------------------------------------------------------------------------
Equity Growth
Fund Investor Class    408,491  $ 6,868,003  $   51,153   $   (119)   $  128,756     701,508  $ 16,906,343
--------------------
Growth Fund
Investor Class         458,526    7,159,635      53,275        (63)       58,643     807,008    17,027,869
--------------------
Large Company
Value Fund
Investor Class         815,588    3,735,308      27,938       (196)      240,825   1,378,996     9,156,533
--------------------
Real Estate
Fund Investor
Class                   50,678      945,877       7,261       (177)      219,745      85,917     2,343,816
--------------------
Small Company
Fund Investor Class    138,854    1,065,328       8,122       (195)      200,076     240,337     2,549,976
--------------------
Value Fund
Investor Class         397,845    1,958,643      15,919     (1,365)      428,340     664,846     4,700,461
--------------------
Vista Fund
Investor Class(2)      592,325    6,686,082      49,549        116            --   1,016,322    17,612,859
--------------------
Emerging Markets
Fund Investor Class    606,944    3,078,935      23,388       (515)    1,138,891   1,001,883     8,395,780
--------------------
International
Growth Fund
Investor Class         863,460    5,975,816      44,285        107       222,241   1,464,775    15,819,570
--------------------
Diversified Bond
Fund Investor Class    847,859    6,310,570      47,308     (1,161)      231,802   1,470,131    14,730,713
--------------------
High-Yield Fund
Investor Class         475,460    2,368,427      18,134       (542)      138,989     844,036     5,393,390
--------------------
Prime Money
Market Fund
Investor Class       1,242,908      947,455       7,036         --        28,726   2,183,327     2,183,327
--------------------
International
Bond Fund
Investor Class           3,550      266,406     314,636     (8,436)           --          --            --
----------------------------------------------------------------------------------------------------------
                                $47,366,485  $  668,004   $(12,546)   $3,037,034              $116,820,637
==========================================================================================================
VERY AGGRESSIVE
----------------------------------------------------------------------------------------------------------
Equity Growth Fund
Investor Class         197,296  $ 3,657,808  $   67,036   $   (825)   $   62,972     351,315  $  8,466,692
--------------------
Growth Fund
Investor Class         222,764    3,787,334      70,389     (1,058)       28,733     404,554     8,536,089
--------------------
Large Company
Value Fund
Investor Class         397,942    2,034,815      36,703       (687)      118,664     701,609     4,658,684
--------------------
Real Estate Fund
Investor Class          20,073      410,765       7,878       (354)       87,355      35,235       961,211
--------------------
Small Company
Fund Investor Class     60,748      514,715       9,755       (413)       88,666     109,325     1,159,938
--------------------
Value Fund
Investor Class         198,919    1,107,082      21,690     (2,428)      216,747     348,685     2,465,203
--------------------
Vista Fund
Investor Class(2)      282,778    3,529,900      64,780       (107)           --     503,147     8,719,538
--------------------
Emerging Markets
Fund Investor Class    275,063    1,545,630      28,586       (606)      521,511     470,309     3,941,189
--------------------
International Growth
Fund Investor Class    421,740    3,221,072      58,958         99       109,899     741,060     8,003,448
--------------------
Prime Money
Market Fund
Investor Class         490,724      412,243       7,456         --        11,422     895,511       895,511
--------------------
Diversified Bond
Fund Investor Class     46,535      275,543       5,289       (125)       11,668      73,421       735,678
--------------------
International Bond
Fund Investor Class      1,119      109,336     124,541     (2,909)           --          --            --
----------------------------------------------------------------------------------------------------------
                                $20,606,243  $  503,061   $ (9,413)   $1,257,637              $ 48,543,181
==========================================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------
26

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

5. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------------------
                             VERY                                                   VERY
                         CONSERVATIVE  CONSERVATIVE    MODERATE     AGGRESSIVE   AGGRESSIVE
--------------------------------------------------------------------------------------------
Federal tax cost
of investments            $11,928,825   $68,762,897  $155,089,518  $108,413,083  $44,434,192
============================================================================================
Gross tax appreciation
of investments               $198,049    $2,420,760    $9,313,207    $8,874,633   $4,223,350
-------------------------
Gross tax depreciation
of investments               (204,159)     (843,939)   (1,161,555)     (467,079)    (114,361)
--------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments            $    (6,110)   $1,576,821  $  8,151,652    $8,407,554   $4,108,989
============================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------
27

One Choice Portfolio: Very Conservative - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

-------------------------------------------------------------------------------
                                                             INVESTOR CLASS
-------------------------------------------------------------------------------
                                                         2006(1)      2005(2)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.27     $10.00
--------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(3)                           0.21       0.25
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  (0.01)      0.29
-------------------------------------------------------------------------------
  Total From Investment Operations                          0.20       0.54
-------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                               (0.26)     (0.27)
--------------------------------------------
  From Net Realized Gains                                  (0.01)       --
-------------------------------------------------------------------------------
  Total Distributions                                      (0.27)     (0.27)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.20     $10.27
===============================================================================
  TOTAL RETURN(4)                                           1.97%      5.43%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(5)                                       0.00%(6)   0.00%(6)
--------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                                4.15%(6)   3.00%(6)
--------------------------------------------
Portfolio Turnover Rate                                       22%        38%
--------------------------------------------
Net Assets, End of Period (in thousands)                   $11,947    $10,132
-------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------
28

One Choice Portfolio: Conservative - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                                                         2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.54      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(3)                           0.23        0.22
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.16        0.58
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.39        0.80
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                               (0.24)      (0.26)
--------------------------------------------
  From Net Realized Gains                                  (0.01)        --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.25)      (0.26)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.68      $10.54
================================================================================
  TOTAL RETURN(4)                                           3.74%       8.08%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(5)                                       0.00%(6)    0.00%(6)
--------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                                4.24%(6)    2.63%(6)
--------------------------------------------
Portfolio Turnover Rate                                        2%         12%
--------------------------------------------
Net Assets, End of Period (in thousands)                   $70,435    $43,183
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------
29

One Choice Portfolio: Moderate - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

--------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                                                         2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.97      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(3)                           0.26        0.17
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.45        0.99
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.71        1.16
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                               (0.26)      (0.19)
--------------------------------------------
  From Net Realized Gains                                  (0.01)        --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.27)      (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.41      $10.97
================================================================================
  TOTAL RETURN(4)                                           6.56%      11.71%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(5)                                       0.00%(6)    0.00%(6)
--------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                                4.66%(6)    1.98%(6)
--------------------------------------------
Portfolio Turnover Rate                                        1%          3%
--------------------------------------------
Net Assets, End of Period (in thousands)                  $163,418     $97,313
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------
30

One Choice Portfolio: Aggressive - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

--------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                                                         2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.26      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(3)                           0.28        0.14
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.71        1.22
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.99        1.36
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                               (0.29)      (0.10)
--------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.30)      (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.95      $11.26
================================================================================
  TOTAL RETURN(4)                                           8.93%      13.61%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(5)                                       0.00%(6)    0.00%(6)
--------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                                4.84%(6)    1.52%(6)
--------------------------------------------
Portfolio Turnover Rate                                        1%          3%
--------------------------------------------
Net Assets, End of Period (in thousands)                   $116,904    $64,623
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------
31

One Choice Portfolio: Very Aggressive - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

--------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                                                         2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.48      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(3)                           0.28        0.08
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.92        1.49
--------------------------------------------------------------------------------
  Total From Investment Operations                          1.20        1.57
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                               (0.27)      (0.09)
--------------------------------------------
  From Net Realized Gains                                  (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.28)      (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $12.40      $11.48
================================================================================
  TOTAL RETURN(4)                                          10.51%      15.81%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(5)                                       0.00%(6)    0.00%(6)
--------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                                4.72%(6)    0.84%(6)
--------------------------------------------
Portfolio Turnover Rate                                        1%          8%
--------------------------------------------
Net Assets, End of Period (in thousands)                    $48,548     $25,649
--------------------------------------------------------------------------------

(1) Six months ended January 31, 2006 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------
32

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within  one  of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
33

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, & Jenrette
(DLJ) High-Yield Index.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) (Europe,
Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
34

Notes

------
35

Notes

------
36

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0603

SH-SAN-48449N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/ William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    March 31, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    March 31, 2006

By:      /s/ Maryanne L. Roepke
         -----------------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    March 31, 2006